Rule 497(e)
                                                              File No. 33-58504

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                               VARIABLE ACCOUNT I

                                       and

                           AIG LIFE INSURANCE COMPANY
                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801


         This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Individual Contract") and a group flexible premium deferred variable annuity contract (the "Group Contract") (collectively, the "Contracts") offered by AIG Life Insurance Company (the "Company"). The Contracts provide for the accumulation of Contract Value and payment of monthly annuity payments for individuals. Under the Group Contract, these individuals are within groups under sponsored arrangements, which may include, for example, those instances where an employer, a financial institution, an association, or group otherwise permitted by state insurance law, allows the Company to sell contracts to its employees, depositors, or members. An Owner may be issued a certificate as evidence of individual participation under a group arrangement. The description of the Contract in this Prospectus is fully applicable to any certificate that may be issued under the Group Contract. As used herein the words "Contract" and "Contracts" include any such certificate.

         The Contracts described in this Prospectus may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"), or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.

         Premiums for the Contracts will be allocated to Variable Account I (the "Variable Account"), a segregated investment account of the Company. Premiums allocated among the subaccounts of the Variable Account (the "Subaccounts") will be invested in shares of corresponding portfolios of Alliance Variable Products Series Fund, Inc. (the "Fund"). The following portfolios are available: Money Market Portfolio; Growth Portfolio; Growth and Income Portfolio; International Portfolio; U.S. Government/High Grade Securities Portfolio; North American Government Income Portfolio; Global Dollar Government Portfolio; Utility Income Portfolio; Global Bond Portfolio; Premier Growth Portfolio; Total Return
Portfolio; Worldwide Privatization Portfolio; Technology Portfolio; Quasar Portfolio; Real Estate Investment Portfolio; and the High Yield Portfolio. (See "The Fund" on page ___ .)

         Additional information about the Contracts and the Variable Account is contained in the Statement of Additional Information which is available upon request at no charge by calling or writing AIG Life Insurance Company,
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800- 340-2765, or calling the service office at 1-800-255-8402. The Statement of Additional Information dated May 1, 1997, as supplemented February 9, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents for the Statement of Additional Information can be found on page ____ of this Prospectus.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISOR OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACTS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

         PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

         THE  CONTRACTS  OFFERED BY THIS  PROSPECTUS  ARE NOT  AVAILABLE  IN ALL
STATES.

        Date of Prospectus: May 1, 1997, as supplemented February 9, 1998

                                  Distributor:
                             AIG Equity Sales Corp.
                        Attention:   Variable Products
                                 80 Pine Street
                            New York, New York 10270
                                 1-800-888-7485

                                TABLE OF CONTENTS
                                                                      Page

Definitions.........................................................
Highlights..........................................................
Fee Table...........................................................
Summary of Expenses ................................................
Condensed Financial Information ....................................
The Company ........................................................
The Variable Account ...............................................
The Fund ...........................................................
The Contracts.......................................................
Charges and Deductions .............................................
Annuity Benefits ...................................................
Death Benefit ......................................................
Distributions under the Contracts ..................................
Taxes ..............................................................
Legal Proceedings...................................................
Legal Matters.......................................................
Table of Contents of the Statement of Additional Information........
Appendix ...........................................................

                                   DEFINITIONS

Accumulation Period -- The period prior to the Annuity Date.

Accumulation Unit -- An accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office of the Company, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

Annuitant -- The person designated by the Owner upon whose continuation of life any annuity payment involving life contingencies depends.

Annuity Date -- The date on which annuity payments are to commence.

Annuity Option -- An arrangement under which annuity payments are made under the Contracts.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the Effective Date of the Contracts.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under the Contracts.

Contract Year -- Each period of twelve (12) months commencing with the Effective Date.

Effective Date -- The date on which the first Contract Year begins.

Guaranteed Account -- A part of our General Account, which earns a guaranteed rate of interest.

Owner -- The person named in the Contract Schedule, unless changed, and who has all rights under the Contracts.

Premium -- A purchase payment for the Contracts is referred to as a Premium.

Premium Year -- Any period of twelve (12) months commencing with the date a Premium payment is made and ending on the same date in each succeeding twelve
(12) month period thereafter.

Surrender Charge -- The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within 7 years of purchase.

Valuation Date -- Each day that We and the New York Stock Exchange are open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

We, Our, Us -- AIG Life Insurance Company.

You, Your -- The Owner of a Contract.

                                   HIGHLIGHTS

     This Prospectus describes the Contracts and a segregated investment account of the Company which account has been designated Variable Account I. The Contracts are designed to assist in financial planning by providing for the accumulation of capital on a tax-deferred basis for retirement and other long-term purposes, and providing for the payment of monthly annuity income. The Contracts may be purchased in connection with a retirement plan which may qualify as a 403 (b) Plan or as an IRA. The Contracts may also be purchased for retirement plans, deferred compensation plans and other purposes which do not qualify for such special Federal income tax treatment ("Non-Qualified Contracts"). (See "Taxes" on page ____.)

     Contracts are purchased with a minimum initial Premium of $2,000. Additional Premium is permitted at any time, subject to certain limitations. (See "Premium and Allocation to Your Investment Options" on page ____.) You, as the Owner of a Contract, may allocate your Premium so that it accumulates on a variable basis, a fixed basis, or a combination of both.

     Premium allocated among the Subaccounts of the Variable Account will be invested in shares of one or more of the underlying portfolios of the Fund and will accumulate on a variable basis. Each Subaccount invests exclusively in one of the available portfolios. (See "The Fund" on page .) Your value in any one of these Subaccounts will vary according to the investment performance of the underlying portfolio chosen by you. You bear the entire investment risk for all Premium allocated to the Variable Account.

     The Company does not deduct sales charges from any Premium received. However, the Contracts provide for a Surrender Charge that may be assessed in the event that an Owner surrenders all or a portion of the Contract Value within seven Contract Years following payment of any Premium. The maximum Surrender Charge is 6% of Premium to which the charge is applicable. (See "Summary of Expenses" on page ___ and "Charges and Deductions -- Deduction for Surrender Charge" on page ___.)

     A penalty-free withdrawal is available. Generally, there is no Surrender Charge imposed on the greater of the Contract Value less Premiums paid or the portion of the withdrawal that does not exceed 10% of Premium otherwise subject to the Surrender Charge (the "Free Withdrawal Amount"). (See "Withdrawals" on page ___.)

     Surrenders and withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page ___.)

     The Company deducts daily a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. There is no Mortality and Expense Risk Charge deducted for amounts in the Guaranteed Account. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on page ___.)

     The Company deducts daily an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. The Administrative Charge is not assessed to the Guaranteed Account. In addition, the Company deducts from the Contract Value an annual Contract Maintenance Charge which is $30 per year. The Contract Maintenance Charge is waived if the Contract Value is greater than $50,000 on the date of the charge. (See "Charges and Deductions -- Deduction for Administrative Charge; Deduction for Contract Maintenance Charge" on page ___.)

     There are deductions and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.

     The Owner may return a Contract within ten (10) days (the "Right to Examine Period") after it is received by returning it to the Company's Administrative Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Right to Examine Period, an amount equal to the Premium paid less any withdrawals, the Company will refund such an amount.

                                    FEE TABLE
Owner Transaction Expenses

         Sales Load Imposed on Purchases                               None

         Surrender Charge (as a percentage of amount surrendered):
           Premium Year 1                                                 6%
           Premium Year 2                                                 6%
           Premium Year 3                                                 5%
           Premium Year 4                                                 5%
           Premium Year 5                                                 4%
           Premium Year 6                                                 3%
           Premium Year 7                                                 2%
           Premium Year 8 and thereafter                                None

         Exchange Fee:
           First 12 Per Contract Year                                   None
           Thereafter                                                   $10

         Annual Contract Fee (waived for Owners with
           Contract Values of $50,000 or greater)                       $30

         Variable Account Expenses (as a percentage of average account value):
           Mortality and Expense Risk Fees                              1.25%
           Account Fees and Expenses                                    0.15%

         Total Variable Account Annual Expenses                         1.40%


                               SUMMARY OF EXPENSES

Annual Fund Expenses After Expense Reimbursements
                                                                                                      Total
                                                                      Management        Other       Operating
Portfolio                                                                Fee          Expenses      Expenses4
Money Market..................................................           0.50%         0.19%         0.69%
Growth .......................................................           0.74          0.19          0.93
Growth and Income ............................................           0.63          0.19          0.82
International.................................................           0.04          0.91          0.95
U.S. Government/High Grade Securities.........................           0.54          0.38          0.92
North American Government Income..............................           0.19          0.76          0.95
Global Dollar Government......................................           0.00          0.95          0.95
Utility Income................................................           0.19          0.76          0.95
Global Bond...................................................           0.44          0.50          0.94
Premier Growth................................................           0.72          0.23          0.95
Total Return..................................................           0.46          0.49          0.95
Worldwide Privatization.......................................           0.10          0.85          0.95
Technology1...................................................           0.33          0.62          0.95
Quasar1.......................................................           0.00          0.95          0.95
Real Estate Investment2.......................................           0.00          0.95          0.95
High Yield 3..................................................           0.00          0.95          0.95
-----------------------

1 The expense percentages for the Technology and Quasar Portfolios have been annualized because as of December 31, 1996, the portfolios had not been in existence for a full year.

2 Computed for the period January 1, 1997 (inception), through March 31, 1997, annualized.

3    Estimated.

4 Annual operating expenses as a percentage of the average daily net assets of each portfolio before reimbursement by the Fund's investment adviser were estimated to be .69% for Money Market, .93% for Growth, .82% for Growth and Income, 1.91% for International, .98% for U.S. Government/High Grade Securities, 1.41% for North American Government Income, 1.97% for Global Dollar Government, 1.51% for Utility Income, 1.15% for Global Bond, 1.23% for Premier Growth, 1.12% for Total Return, 1.85% for Worldwide Privatization, 1.62% for Technology, 4.44% for Quasar, 6.00% for Real Estate Investment, and 1.75% for High Yield Portfolio.

     The purpose of the table set forth above is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. (See "Charges and Deductions" on page ____ and "Management of the Fund" in the Fund's Prospectus.) The table does not reflect the charges applicable to certain death benefit options offered under the Contracts. (See "Charges and Deductions -- Deduction for Equity Assurance Plan" on page ___; "Charges and
Deductions -- Deduction for Annual Ratchet Plan" on page ___; "Charges and Deductions --Deduction for Enhanced Equity Assurance Plan" on page ___; "Charges and Deductions -- Deduction for Accidental Death Benefit" on page ___.)

     No deduction will be made for any premium or other taxes levied by any state unless imposed by the state where you reside. Premium taxes currently imposed on the Contracts by various states range from 0% to 3.5% of Premiums paid. (See "Charges and Deductions -- Deduction for Premium Taxes" on page ____.)

     In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Premium paid, less any prior withdrawals at the time of withdrawal. (See "Charges and Deductions --Deduction for Surrender Charge" on page ___.)


Example

Expenses on a hypothetical $1,000 Contract, assuming 5% growth:

                                                                         If you surrender
Portfolio                                                 1 Year         3 Years       5 Years       10 Years
---------                                                 ------         -------       -------       --------
Money Market ......................................        $76            $112          $151           $248
Growth ............................................         78             120           164            273
Growth and Income .................................         77             116           158            262
International .....................................         78             120           165            275
U.S. Government/High Grade Securities .............         78             119           163            272
North American Government Income ..................         78             120           165            275
Global Dollar Government ..........................         78             120           165            275
Utility Income ....................................         78             120           165            275
Global Bond .......................................         78             120           164            274
Premier Growth ....................................         78             120           165            275
Total Return ......................................         78             120           165            275
Worldwide Privatization ...........................         78             120           165            275
Technology ........................................         78             120           165            275
Quasar ............................................         78             120           165            275
Real Estate Investment ............................         78             120           165            275
High Yield ........................................         78             120           165            275



                                                          If you annuitize or if you do not surrender
Portfolio                                                1 Year         3 Years        5 Years      10 Years
---------                                                ------         -------        -------      --------
Money Market ......................................        $22            $67           $115           $274
Growth ............................................         24             75            128            273
Growth and Income .................................         23             71            122            262
International .....................................         24             75            129            275
U.S. Government/High Grade Securities .............         24             74            127            272
North American Government Income ..................         24             75            129            275
Global Dollar Government ..........................         24             75            129            275
Utility Income ....................................         24             75            129            275
Global Bond .......................................         24             75            128            274
Premier Growth ....................................         24             75            129            275
Total Return ......................................         24             75            129            275
Worldwide Privatization ...........................         24             75            129            275
Technology ........................................         24             75            129            275
Quasar ............................................         24             75            129            275
Real Estate Investment ............................         24             75            129            275
High Yield.........................................         24             75            129            275

     The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES


                                                1996             1995            1994          1993       1992
                                                ----             ----            ----          ----       ----
MONEY MARKET
  Accumulation Unit Value
    Beginning of Period.................        10.64             10.27          10.07         10.00       N/A
    End of Period.......................        10.99             10.64          10.27         10.07       N/A
  Accum Units o/s @ end of period  .....   890,464.95        551,555.84      206,34.73      1,590.74       N/A

GROWTH
  Accumulation Unit Value
    Beginning of Period ................        13.99             10.48          11.13         10.00      10.00
    End of Period.......................        17.73             13.99          10.48         11.13      10.00
  Accum Units o/s @ end of period....... 1,541,465.58         777,108.88      56,104.84     35,271.53  2,081.43

GROWTH AND INCOME
  Accumulation Unit Value
    Beginning of Period.................        15.52             11.57          11.76         10.66      10.00
    End of Period.......................        18.99             15.52          11.57         11.76      10.66
  Accum Units o/s @ end of period....... 1,324,216.31         502,667.80     179,245.69     37,573.04  7,731.36

INTERNATIONAL
  Accumulation Unit Value
    Beginning of Period.................        12.22             11.27          10.69         10.00       N/A
    End of Period.......................        12.92             12.22          11.27         10.69       N/A
  Accum Units o/s @ end of period.......   525,023.12        228,254.81     122,616.95     22,441.08       N/A

 U.S. GOVERNMENT/HIGH GRADE SECURITIES
  Accumulation Unit Value
    Beginning of Period ................        11.38               .66          10.17         10.00       N/A
    End of Period.......................        11.50             11.38           9.66         10.17       N/A
  Accum Units o/s @ end of period ......   552,183.99        390,483.21      75,881.31      7,608.84       N/A

 NORTH AMERICAN GOVERNMENT INCOME
  Accumulation Unit Value
    Beginning of Period ................        10.55              8.71          10.00           N/A       N/A
    End of Period ......................        12.35             10.55           8.71           N/A       N/A
  Accum Units o/s @ end of period ......   279,368.63         95,031.46      89,164.68           N/A       N/A

 GLOBAL DOLLAR GOVERNMENT
  Accumulation Unit Value
    Beginning of Period ................        11.81              9.73          10.00           N/A        N/A
    End of Period ......................        14.55             11.81           9.73           N/A        N/A
  Accum Units o/s @ end of period ......    76,451.58         16,171.63       5,958.18           N/A        N/A

 UTILITY INCOME
  Accumulation Unit Value
    Beginning of Period ................        11.64             9.71           10.00           N/A       N/A
    End of Period ......................        12.38            11.64            9.71           N/A       N/A
  Accum Units o/s @ end of period.......   305,608.09        103,042.86      13,690.19           N/A       N/A


                                       10



 GLOBAL BOND
  Accumulation Unit Value
    Beginning of Period ................        12.24              9.94          10.61         10.00        N/A
    End of Period ......................        12.82             12.24           9.94         10.61        N/A
  Accum Units o/s @ end of period ......   145,722.74         76,604.28      27,806.30      5,589.55        N/A

 PREMIER GROWTH
  Accumulation Unit Value
    Beginning of Period ................        15.25             10.66          10.00           N/A       N/A
    End of Period ......................        18.45             15.25          10.66           N/A       N/A
  Accum Units o/s@ end of period ....... 1,026,432.81        420,662.68     108,111.20           N/A       N/A

 TOTAL RETURN
  Accumulation Unit Value
    Beginning of Period ................        11.90              9.75          10.00           N/A       N/A
    End of Period ......................        13.52             11.90           9.75           N/A       N/A
  Accum Units o/s @ end of period.......   455,709.19        121,094.82       4,871.12           N/A       N/A

 WORLDWIDE PRIVATIZATION
  Accumulation Unit Value
    Beginning of Period ................        11.01             10.05          10.00            N/A      N/A
    End of Period ......................        12.86             11.01          10.05            N/A      N/A
  Accum Units o/s @ end of period.......   224,339.58         62,769.30       6,357.69            N/A      N/A

 TECHNOLOGY
  Accumulation Unit Value
    Beginning of Period ................        10.00               N/A            N/A            N/A          N/A
    End of Period ......................        10.90               N/A            N/A            N/A          N/A
  Accum Units o/s @ end of period.......   431,529.41               N/A             N/A            N/A          N/A

 QUASAR
  Accumulation Unit Value
    Beginning of Period ................        10.00               N/A            N/A            N/A         N/A
    End of Period ......................        10.58               N/A            N/A            N/A         N/A
  Accum Units o/s @ end of period ......   179,808.73               N/A            N/A            N/A         N/A

         No financial information has been reported for the High Yield and Real Estate Investment Portfolios of the Fund because for the fiscal year ended December 31, 1996, the Variable Account had not commenced operations with respect to those portfolios.

         Funds were first invested in the portfolios on the following dates:
              Money Market Portfolio                                                May 13, 1993
              Growth Portfolio                                                      August 12, 1994
              Growth and Income Portfolio                                           April 16, 1992
              International Portfolio                                               June 1, 1993
              U.S. Government/High Grade Securities Portfolio                       June 14, 1993
              North American Government Income Portfolio                            April 8, 1994
              Global Dollar Government Portfolio                                    May 26 , 1994
              Utility Income Portfolio                                              June 15, 1994
              Global Bond Portfolio                                                 May 10, 1993

                                       11



              Premier Growth Portfolio                                              December 7, 1992
              Total Return Portfolio                                                September 12, 1994
              Worldwide Privatization Portfolio                                     October 17, 1994
              Technology Portfolio                                                  January 22, 1996
              Quasar Portfolio                                                      August 15, 1996
              Real Estate Investment Portfolio                                      January 7, 1997
              High Yield Portfolio                                                  September 9, 1997

Calculation of Performance Data

     The Company may, from time to time, advertise certain performance related information concerning one or more of the Subaccounts, including information as to total return and yield. Performance information about a Subaccount is based on the Subaccount's past performance only and is not intended as an indication of future performance.

     When the Company advertises the average annual total return of a Subaccount, it will usually be calculated for one, five, and ten year periods or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Subaccount at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Surrender Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Surrender Charge.

     When the Company advertises the yield of a Subaccount, it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

     When the Company advertises the performance of the Money Market Subaccount it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Subaccount refers to the income generated by an investment in that Subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52- week period.

     Total  return at the  Variable  Account  level is reduced  by all  contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges. Performance information for a Subaccount may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contracts; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.


Financial Data

     Financial statements of the Company may be found in the Statement of Additional Information. No financial statements for the Variable Account have been provided in the Statement of Additional Information as no Contracts had been issued during the reporting period.


                                   THE COMPANY

     The Company is a stock life insurance company which was organized under the laws of the State of Delaware in 1962. The Company provides a full range of individual and group life, disability, and accidental death and dismemberment insurance policies and annuities. The Company is a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

Ratings

     The Company may from time-to-time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Moody's, and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services, and the financial strength of the Company as measured by Moody's Investors Services, may be referred to in advertisements, sales literature or in reports to Owners. These ratings are their opinion of an operating insurance company's financial capacity to meet the obligations of its life insurance policies and annuity contracts in accordance with their terms. In regard to their ratings of the Company, these ratings are explicitly based on the existence of a Support Agreement, dated as of December 31, 1991, between the Company and AIG, pursuant to which AIG has agreed to cause the Company to maintain a positive net worth and to provide the Company with funds on a timely basis sufficient to meet the Company's obligations to its policyholders. The Support Agreement is not, however, a direct or indirect guarantee by AIG to any person of the payment of any of the Company's indebtedness, liabilities or other obligations (including obligations to the Owners).

     The ratings are not recommendations to purchase the Company's life insurance or annuity products, or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances relating to the Support Agreement, such as a lowering of AIG's long-term debt rating, so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                              THE VARIABLE ACCOUNT

     The Company owns the assets in the Variable Account and obligations under the Contracts are general corporate obligations. The Variable Account and each Subaccount, however, are separate from the Company's other assets including those of the General Account and from any other separate accounts and subaccounts. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account and Subaccount, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment income, as well as both realized and unrealized gains and losses are, in accordance with the Contracts, credited to or charged against the Variable Account and each Subaccount without regard to income, gains or losses arising out of any other business of the Company. As a result, the investment performance of each Subaccount and the Variable Account is entirely independent of the investment performance of the General Account and of any other separate account and subaccount maintained by the Company.

     The Variable Account is divided into Subaccounts, with the assets of each Subaccount invested in shares of one portfolio of the Fund. The Company may, from time to time, add additional portfolios of the Fund, and, when appropriate, additional mutual funds to act as funding vehicles for the Contracts. If deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 (the "1940 Act"), may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. The Company may offer other variable annuity contracts which also invest in the Variable Account and are described in other prospectuses.

                                    THE FUND

     Alliance Variable Products Series Fund, Inc. will act as the funding vehicle for the Contracts offered by this Prospectus. The Fund is a diversified open-end management investment company, which is intended to meet differing investment objectives. The Fund is managed by Alliance Capital Management L.P. (the "Advisor"). The Advisor has entered into a sub-advisory agreement with AIG Global Investment Corp. (the "Sub-Advisor"), a wholly-owned subsidiary of AIG and an affiliate of the Company, to provide investment advice for the Global Bond Portfolio. A summary of investment objectives for each portfolio is set forth below. More detailed information regarding investment objectives, management of the portfolios, and investment advisory fees and other charges may be found in the current Prospectus for the Fund, which also contains a discussion of the risks involved in investing in the Fund. The Prospectus for the Fund is included with this Prospectus. Please read both Prospectuses carefully before investing.

              Shares of the Fund may be sold only to separate accounts of life insurance companies. The shares of the Fund will be sold to separate accounts of the Company and its affiliates, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity owners, the Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the Fund will take whatever steps it deems necessary, at its expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

     The portfolios available under the Fund and their investment objectives are as follows:

   Money Market Portfolio

     This portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities. An investment in the money market portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share, although it expects to do so.

   Growth Portfolio

     This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the risks involved in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the portfolio seeks to achieve its objective through such aggressive investment policies, the risk of loss increases. The portfolio is therefore not intended for investors whose principal objective is assured income or preservation of capital.

   Growth and Income Portfolio

     This portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

   International Portfolio

     This portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

   U.S. Government/High Grade Securities Portfolio

     This portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities, and other high grade debt securities.

   North American Government Income Portfolio

     This portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the portfolio expects to maintain at least 25% of its assets in securities denominated in U.S. Dollars.

   Global Dollar Government Portfolio

     This portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

   Utility Income Portfolio

     This portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

   Global Bond Portfolio

     This portfolio seeks to provide the highest level of current income consistent with what the Advisor and Sub-Advisor consider to be prudent investment risk that is available from a multi-currency portfolio of high quality debt securities of varying maturities.

   Premier Growth Portfolio

     This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

   Total Return Portfolio

     This portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and Agency obligations, bonds and senior debt securities.

   Worldwide Privatization Portfolio

     This portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the investment portfolio will include equity securities of companies that are believed by the Advisor to be beneficiaries of the privatization process.

   Technology Portfolio

     This portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

   Quasar Portfolio

     This portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

   Real Estate Investment Portfolio

     This portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

   High Yield Portfolio

     This portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

     There is no assurance that any of these portfolios will achieve their stated objectives.

Voting Rights

     As previously stated, all of the assets held in each of the Subaccounts of the Variable Account will be invested in shares of a corresponding portfolio of the Fund. The Fund does not hold regular meetings of shareholders. Based on the Company's view of present applicable law, We will vote the portfolio shares held in the Variable Account at meetings of shareholders in accordance with instructions received from persons having a voting interest in the portfolio. However, if the 1940 Act or its regulations are amended, or if Our interpretation of present law changes to permit Us to vote the portfolio shares in Our own right, We may elect to do so.

     Prior to the Annuity Date, the Owner holds a voting interest in each portfolio in which there is value in the corresponding Subaccount. The number of portfolio shares which are attributable to the Owner is determined by dividing the corresponding value in a particular Subaccount by the net asset value of one portfolio share. The number of votes which an Owner will have a right to cast will be determined as of the record date established by each portfolio.

     We will solicit voting instructions by mail prior to the shareholder meetings. An Owner having a voting interest in a Subaccount will be sent proxy material, reports and other materials as provided by the Fund, relating to the appropriate portfolios. The Company will vote shares in accordance with instructions received from the Owner having a voting interest. At the meeting, the Company will vote shares for which it has received no instructions and any shares not attributable to Owners in the same proportion as it votes shares for which it has received instructions from Owners.

     The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the Guaranteed Account.

Substitution of Shares

     If the shares of the Fund (or any portfolio within the Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or portfolio within the fund) for Fund shares already purchased or to be purchased in the future under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                                  THE CONTRACTS

     The Contracts described in this Prospectus are flexible premium deferred variable annuity contracts.

Parties to the Contracts

   Owner

     As the purchaser of a Contract, You may exercise all rights and privileges provided in the Contract, subject to any rights that You, as Owner, may convey to an irrevocable beneficiary. As Owner, You will also be the Annuitant, unless You name in writing some other person as Annuitant.

   Annuitant

     The Annuitant is the person who receives annuity payments and upon the continuance of whose life these payments are based. You may designate someone other than yourself as Annuitant. If the Annuitant is a person other than the Owner, and the Annuitant dies before the Annuity Date, You will become the Annuitant unless you designate someone else as the new Annuitant.


   Beneficiary

     The beneficiary You designate will receive the death proceeds if You die prior to the Annuity Date. If no beneficiary is living at that time, the death proceeds are payable to Your estate. If the Annuitant dies after the Annuity Date, the beneficiary will receive any remaining guaranteed payments under an Annuity Option. If no beneficiary is living at that time, the remaining guaranteed payments are payable to Your estate.

   Change of Annuitant and Beneficiary

     Prior to the Annuity Date, You may change the Annuitant and beneficiary by making a written request to Our Administrative Office. After the Annuity Date, only a change of beneficiary may be made. Once We have accepted Your written request, any change will become effective on the date You signed it. However, any change will be subject to any payment or other action taken by Us before We record the change. If the Owner is not a natural person, under current Federal tax law, the Contracts may be subject to unintended and adverse tax consequences. For possible tax considerations of these changes, see "Taxes" on page ___.

How to Purchase a Contract

     At the time of application, the purchaser must pay at least the minimum Premium required and provide instructions regarding the allocation of the Premium among the Subaccounts. Acceptance of the Premium and form of application is subject to Our requirements and We reserve the right to reject any Premium. If the application and Premium are accepted in the form received, the Premium will be credited and allocated to the Subaccounts within two business days of its receipt. The date the Premium is credited to a Contract is the Effective Date.

     If We have not received sufficient information to issue a Contract within five days of the receipt of the initial Premium, You will be contacted. The reason for the delay will be explained to You. If You consent, We will retain the Premium until the necessary requirements are fulfilled. Otherwise, the Premium will be immediately refunded to You.

Discount Purchase Programs

     Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families may not be subject to the Surrender Charge. Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

Distributor

     AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AIGESC is a wholly-owned subsidiary of AIG and an affiliate of the Company. Commissions not to exceed 6.5% of Premiums will be paid to entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature and similar services.

     Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and receiving fees from AIGESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contracts

     While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.

Premium and Allocation to Your Investment Options

     The initial Premium must be at least $2,000. You may make additional payments of Premium prior to the Annuity Date in amounts of at least $1,000, or as little as $100 if You are a participant in the automatic investment plan. There is no maximum limit on the additional Premium You may pay or on the numbers of payments; however, the Company reserves the right to reject any Premium on any Contract. You specify at the time of issue or subsequently how the remaining amount, known as "Additional Premium," will be allocated.

     The initial Premium is allocated among the Subaccounts and Guaranteed Account on the Effective Date. Your allocation instructions will specify what percentage of Your initial Premium is to be credited to each Subaccount and to the Guaranteed Account. Allocation instructions must be expressed in whole percentages of not less than 10%. Allocations for Additional Premium will be made on the same basis as the initial Premium unless We receive written notice with new instructions. Additional Premium will be credited to the Contract Value and allocated at the close of the first Valuation Date on or after which the Additional Premium is received at Our Administrative Office.

     All Premium to IRA or 403(b) Plan Contracts must comply with the applicable provisions in the Code and the applicable provisions of Your retirement plan. Additional Premium commingled in an IRA with a rollover contribution from other retirement plans may result in unfavorable tax consequences. You should seek legal counsel and tax advice regarding the suitability of the Contracts to Your situation. (See "Taxes" on page ____.)


Right to Examine Period

     The Contracts provide a 10-day period giving You the opportunity to cancel a Contract (the "Right to Examine Period"). You must return the Contract with written notice to Us. If We receive the Contract and Your written notice within ten (10) days after it is received by You, the Contract will be voided. With the exception of Contracts issued in connection with an IRA, in those states whose laws do not require that We assume the risk of market loss during the Right to Examine Period, should You decide to cancel Your Contract, the amount to be returned to You will be the Contract Value (on the day We receive the Contract) plus any charges deducted for state taxes, without imposition of the Surrender Charge. The amount returned to you may be more or less than the initial Premium. (See "Charges and Deductions" on page ____.) For Contracts issued in those states that require We return the Premium, we will do so. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium, less any withdrawals, or the Contract Value .

     Laws governing the duration of the Right to Examine Period may vary from state to state. We will comply with the laws of the state in which the Owner resides at the time application is made. Federal laws governing IRAs require a minimum seven day right of revocation. We provide ten (10) days from the date the Contract is received by you. (See "Individual Retirement Annuities" on page ____.)

Unit Value and Contract Value

     After the deduction of certain charges and expenses, amounts which You allocate to a Subaccount of the Variable Account are used to purchase Accumulation Units in that Subaccount, not shares of the portfolio in which that Subaccount invests. The number of Accumulation Units you purchase will be determined by dividing the amount allocated to each Subaccount by the Unit Value of the Subaccount for the Valuation Period during which the amount was allocated.

     The Unit Value for each Subaccount will vary from one Valuation Period to the next, based on the investment experience of the Portfolio in which the Subaccount invests and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

     Your value in any given Subaccount is determined by multiplying the Unit Value for the Subaccount by the number of Units You own. Your value within the Variable Account is the sum of Your values in all the Subaccounts. The total value of Your Contract, known as the Contract Value, equals Your value in the Variable Account plus Your value in the Guaranteed Account.


Transfers

     Prior to the Annuity Date, You may make transfers among the Subaccounts and into and out of the Guaranteed Account, subject to certain rules.

     At the present time there is no limit on the number of transfers which can be made among the Subaccounts and the Guaranteed Account in any one Contract Year. We reserve the right to limit the number of transfers to twelve (12) per Contract Year. There are no fees for the first twelve (12) transfers in any one Contract Year. For each transfer in excess of twelve (12) within one Contract Year, We impose a transfer fee of $10. The transfer fee, if any, is deducted from the amount transferred. (See "Guaranteed Account Transfers" in the Appendix, page ____.)

     Transfers may be made by written request or by telephone as described in the Contracts or specifically authorized in writing. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

     After the Annuity Date, depending upon the Annuity Option selected, the Owner may transfer the Contract Value allocated to the Variable Account among the Subaccounts. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee, if any, will be deducted from the next annuity payment after the transfer. If following the transfer, the Annuity Units remaining in the Subaccount would generate a monthly annuity payment of less than $100, the Company will transfer the entire amount in the Subaccount.

     Once the transfer is effected, the Company will recompute the number of Annuity Units for each Subaccount. The number of Annuity Units for each Subaccount will remain the same for the remainder of the payment period unless the Owner requests another change.

     The minimum amount which may be transferred at any one time is the lesser of $1,000 or the value of the Subaccount or Guarantee Period from which the transfer is made. However, the minimum amount for transfers under our Dollar Cost Averaging program is $100 per Subaccount. (See "Dollar Cost Averaging" below.) For additional limitations regarding transfers out of the Guaranteed Account, see "Guaranteed Account Transfers" in the Appendix, page ____.

Dollar Cost Averaging

     The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the Contracts by authorizing the Company to make periodic allocations of Contract Value from either the Money Market Subaccount or the Guaranteed Account to one or more of the other Subaccounts ("Dollar Cost Averaging"). Dollar Cost Averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically transferred under this option are not included in the twelve (12) transfers per Contract Year discussed under "Transfers" on page ___. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar Cost Averaging does not guarantee profits, nor does it assure that an Owner will not have losses.

     To elect Dollar Cost Averaging, the Contract Value must be at least $12,000 and a request in proper form must be received by the Company. A Dollar Cost Averaging request form is available from the Administrative Office. The Dollar Cost Averaging request form will not be considered complete until the Contract Value is at least the required amount. An Owner may not have in effect at the same time both Dollar Cost Averaging and Asset Rebalancing.


Asset Rebalancing

     The Company currently offers an option under which Owners may authorize the Company to automatically exchange Contract Value periodically to maintain a particular percentage allocation among the Subaccounts as selected by the Owner ("Asset Rebalancing"). The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts to the allocation selected by the Owner.

     Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that an Owner will not have losses.

     To elect Asset Rebalancing, the Contract Value must be at least $12,000 and a request in proper form must be received by the Company. An Asset Rebalancing request form is available from the Administrative Office. If Asset Rebalancing is elected, all Contract Value allocated to the Subaccounts must be included in the election. An Owner may not have in effect at the same time both Dollar Cost Averaging and Asset Rebalancing.

     The amounts transferred will be credited to the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are effected. Amounts periodically transferred under this option are not included in the twelve (12) transfers per Contract Year discussed under "Transfers" on page ___.

     An Owner may instruct the Company at any time to terminate this option by written request. Once terminated, this Option may not be reselected during the same Contract Year.


                             CHARGES AND DEDUCTIONS

     Various charges and deductions are made from Premium, the Contract Value and the Variable Account. These charges and deductions are as follows:

Deduction for Premium Taxes

     We do not deduct premium taxes unless assessed by the state of residence of the Owner. Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged at Our discretion against either Premium or Contract Value . Premium currently imposed by certain states on the Contracts range typically from 0% to 3.5% of Premiums paid. Some states assess premium taxes at the time Premium is received; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

Deduction for Mortality and Expense Risk Charge

     The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Surrender Charge in the event of the death of the Owner prior to the Annuity Date and to provide the death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from Administrative and Contract Maintenance Charges.

     If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased. The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

     The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period -- Annuity Options" on page ____.) The Company in its discretion may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from that portion of the charge attributable to mortality risk.

Deduction for Equity Assurance Plan

     If the Owner has elected the Equity Assurance Plan, the Company deducts for each Valuation Period an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Annual Ratchet Plan

     If the Owner has elected the Annual Ratchet Plan, the Company deducts for each Valuation Period an Annual Ratchet Plan Charge equal on an annual basis to
 .10% of the average daily net asset value of the Variable Account.

Deduction for Enhanced Equity Assurance Plan

     If the Owner has elected the Enhanced Equity Assurance Plan, the Company deducts for each Valuation Period an Enhanced Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Accidental Death Benefit

     If the Owner has elected the Accident Death Benefit, the Company deducts for each Valuation Period an Accidental Death Benefit Charge equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

Deduction for Surrender Charge

     In the event that an Owner makes a withdrawal from or surrenders Contract Value in excess of the Free Withdrawal Amount, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to the greater of the Contract Value less Premiums paid or the portion of the withdrawal that does not exceed 10% of the total Premium otherwise subject to the Surrender Charge paid to the time of withdrawal, less any prior withdrawals; however, the Surrender Charge applies only to Premium received by the Company within seven (7) years of the date of the withdrawal.

     The Surrender Charge will vary in amount depending upon the time which has elapsed since the date Premium was received. In calculating the Surrender Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:

                     Premium Year                    Applicable Surrender Charge


                           1                                     6%
                           2                                     6%
                           3                                     5%
                           4                                     5%
                           5                                     4%
                           6                                     3%
                           7                                     2%
                    8 and thereafter                            None

               The Surrender Charge is a deferred sales charge intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Surrender Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

               Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403(b) Plan. (See "Taxes -- 403(b) Plans" on page ____.)

  Deduction for Administrative Charge

        The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. This charge is intended to compensate Us for administrative expenses, both during the accumulation period and following the Annuity Date.

  Deduction for Contract Maintenance Charge

          The Company also deducts an annual Contract Maintenance Charge of $30 per year, from the Contract Value on each Contract Anniversary. The Contract Maintenance Charge is waived if the Contract Value is greater than $50,000 on the date of deduction of the charge. These charges are paid to the Company for the costs it incurs relating to maintenance of the Contracts, the Variable Account, and the Guaranteed Account. If the Contracts are surrendered, we will deduct the Contract Maintenance Charge at the time of surrender for the then current Contract Year. The deduction will be made proportionally based on Your value in each Subaccount and the Guaranteed Account. After the Annuity Date, the Contract Maintenance Charge is deducted on a pro-rata basis from each annuity income payment.

  Deduction for Income Taxes

        The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any Federal income taxes. (See also "Taxes" on page ____.)

  Other Expenses

       There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.

  Group and Sponsored Arrangements

        In certain instances, we may reduce the Surrender Charge and the Administrative Charge or change the minimum Premium requirements for the sale of the Contracts to certain groups, or other sponsored arrangements, including those in which a single owner, including a trustee or an employer, for example, purchases a Contract covering several individuals.

        Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or similar arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or group sponsored arrangements that have been set up solely to buy the Contracts or that have been in existence less than six months will not qualify for reduced charges.

        We will make any reductions according to Our rules in effect when an application or enrollment form is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Administrative Charge will reflect differences in costs or services and will not be unfairly discriminatory.

                                ANNUITY BENEFITS
  Annuitization

        Annuitization is an election you make to apply the Contract Value to an Annuity Option in order to provide a series of annuity payments. The date the Annuity Option becomes effective is the Annuity Date.

  Annuity Date

         The latest Annuity Date is: (a) the first day of the calendar month following the later of the Annuitant's 90th birthday; or (b) such earlier date as may be set by applicable law.

        The Owner may designate an earlier date or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be no later than the date defined above and must be the first day of a calendar month.

        Without the approval of the Company, the new Annuity Date cannot be earlier than one year after the Effective Date. In addition, for IRA or 403
  (b) Plan, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes" on page ____.)

  Annuity Options

        The Owner may choose annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. The Owner may, upon at least 30 days prior written notice to us, at any time prior to the Annuity Date, select or change an Annuity Option. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The amount of the annuity payment based on the value of a Subaccount is determined through a calculation described in the Statement of Additional Information under the caption "Annuity Provisions." The Owner may not transfer Contract Value between the Guaranteed Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Value from one Subaccount to another Subaccount. (See "Transfers" on page ____.)

        If the Owner has not made any Annuity Option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the Guaranteed Account and the Variable Account, respectively.

        The Annuity Options are:

         Option 1: Life Income. The Company will make annuity payments during the lifetime of the Annuitant.

        Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will make monthly annuity payments during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than 10 years, payments will be continued during the remainder of the period to the beneficiary.

        Option 3: Joint and Last Survivor Income. The Company will make annuity payments for as long as either the Annuitant or a Contingent Annuitant is alive. In the event that the Contracts are issued in connection with an IRA, the payments in this Option will be made only to the Owner as Annuitant and the Owner's spouse.

        The Company may also offer additional options at its own discretion.

  Annuity Payments

        If the Contract Value applied to Annuity Options is less than $2,000, the Company reserves the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company reserves the right to make payments semi-annually or annually.

        If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contracts for the option selected, divided by 1,000. If at the time of annuitization, the Company is using annuity tables or factors that result in a larger annuity payment, the Company will pay the larger annuity payment.

        If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contracts;
  (iii) the Annuity Option selected; (iv) the investment performance of the Subaccount selected; and (v) the pro-rata portion of the Contract Maintenance charge.

        The annuity tables contained in the Contracts are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, variable annuity payments will decrease.

                                  DEATH BENEFIT
  Prior to the Annuity Date

        In the event of an Owner's death prior to the Annuity Date, a death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. The death benefit will be calculated in accordance with the terms of one of the options described below, as designated by the Owner at the time of application. If no optional death benefit is elected by the Owner at the time of application, the Traditional Death Benefit will be paid. If there has been a change of Owner from one natural person to another natural person, the death benefit will equal the Contract Value, unless the change in ownership results from the election, made by a surviving spouse as designated beneficiary, to continue the Contract. All death benefit options may not be available in all states.

  Traditional Death Benefit

        Under the Traditional Death Benefit, We will pay a death benefit equal to the greatest of:

               1.   the  total  of  all  Premium,   reduced  proportionately  by
                    withdrawals and surrenders;

               2.   the Contract Value ; or

               3. the greatest of the Contract Value at the seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

        The Traditional Death Benefit will be in effect if no optional death benefit has been selected by the Owner.

  Option I - Equity Assurance Plan

        If at the time of application the Owner has selected a death benefit under the terms of the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

               1.   the Contract Value;

               2. the greatest Contract Value on any seventh Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

               3.   an amount equal to (a) plus (b) where:

                        (a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

                                 (1) 0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

                                 (2) 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

                                 (3) 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

                                 (4) 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

                                 (5) 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

                                 (6) 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

                        (b) is  equal  to all  Premiums  paid  after  the  first
                        Contract  Anniversary   following  Your  85th  birthday,
                        adjusted for surrenders as described below.

        The Company deducts for each Valuation Period an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

        Adjustments for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

        The Equity Assurance Plan will be in effect if:

               1.   the Owner elected it on the Application; and

               2. the charge for the Equity Assurance Plan is shown on the Contract Schedule.

        The Equity Assurance Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it or upon the allocation of Contract Value to either the Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging.

  Option II - Annual Ratchet Plan

        If at any time of application, the Owner has selected a death benefit under the terms of the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of:

               1.       the total of all Premiums paid, less surrenders;

               2.       the Contract Value ; or

               3. the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

        The Company deducts for each Valuation Period a daily charge for the Annual Ratchet Plan which is equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

        The Annual Ratchet Plan will be in effect if:

               1.   the Owner designates this option on the Application; and

               2. the Annual Ratchet Plan charge is shown on the Contract Schedule.

        The Annual Ratchet Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it.

  Option III - Enhanced Equity Assurance Plan

        If at the time of application the Owner has selected a death benefit under the terms of the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

               1.       the Contract Value ; or

               2. the greatest Contract Value on any Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

               3.       an amount equal to (a) plus (b) where:

                        (a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

                                 (1) 0% per annum if death occurs during the first through 24th month from the date of Premium payment;

                                 (2) 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

                                 (3) 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

                                 (4) 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

                                 (5) 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

                                 (6) 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

                        (b) is  equal  to all  Premiums  paid  after  the  first
                        Contract  Anniversary   following  Your  85th  birthday,
                        adjusted for surrenders as described below.

        The Company deducts for each Valuation Period an Enhanced Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60- 85.

        Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

        The Enhanced Equity Assurance Plan will be in effect if:

               1.   the Owner elected it on the Application; and

               2.   the charge for this Rider is shown on the Contract Schedule.

        The Enhanced Equity Assurance Plan will cease to be in effect upon written receipt by the Company of the Owner's written request to discontinue it or upon the allocation of Contract Value to either the Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging.

  Accidental Death Benefit

        The Owner may select the Accidental Death Benefit in addition to any of the death benefit options. If at the time of application the Owner selected the Accidental Death Benefit, the death benefit payable under this option will be equal to the lesser of:

               1. the Contract Value as of the date the death benefit is determined; or

               2.   $250,000.

        The Company deducts for each Valuation Period a daily charge for the Accidental Death Benefit which is equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

        The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his/her 75th birthday as a result of an injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

        The Accident Death Benefit will not be paid for any death caused by or resulting in whole or in part from the following:

               1.   suicide or attempted suicide while sane or insane;

               2.   intentionally self-inflicted injuries;

               3. sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

               4. injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

               5.   declared or undeclared war or any act thereof; or

               6. service in the military, naval or air service of any country.

        The Accidental Death Benefit will be in effect if the Accidental Death Benefit Charge is shown on the Contract Schedule.

        The Accidental Death Benefit will cease to be in effect upon receipt by the Company of the Owner's request to discontinue it.

  Payment to Beneficiary

        Upon the death of the Owner prior to the Annuity Date, the Beneficiaries may elect the death benefit to be paid as follows:

          1. payment of the entire death benefit within 5 years of the date of the Owner's death; or

          2. payment over the lifetime of the designated beneficiary with distribution beginning within 1 year of the date of death of the Owner (see "Annuity Options" on page ____); or

          3. if the designated beneficiary is Your spouse, he/she can continue a Contract in his/her own name.

        If no payment option is elected within sixty (60) days of Our receipt of proof of the Owner's death, a single sum settlement will be made at the end of the 60-day period following such receipt. Upon payment to the death benefit, the Contracts will end.

  After the Annuity Date

        If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under the Contracts. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death. If the Owner is not an individual, the Annuitant shall be treated as the Owner and any change of such first named Annuitant, will be treated as if the Owner died.

  Death of the Annuitant

        If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                        DISTRIBUTIONS UNDER THE CONTRACT
  Withdrawals

         The Owner may withdraw Contract Value prior to the Annuity Date. Any withdrawal is subject to the following conditions:

        (a)    the Company must receive a written request;

        (b)    the amount requested must be at least $500;

        (c)    any applicable Surrender Charge will be deducted;

        (d) the Contract Value will be reduced by the sum of the amount requested plus the amount of any applicable Surrender Charge;

        (e) the Company will deduct the amount requested plus any Surrender Charge from each Subaccount of the Variable Account and from the Guaranteed Account either as specified or in the proportion that each Subaccount and the Guaranteed Account bears to the Contract Value; and

        We reserve the right to consider any withdrawal request that would reduce the Value of the Accumulation Account to less than $2,000 to be a request for Surrender. In this event, the surrender value will be paid to You and the Contracts will terminate.

        Withdrawals (including systematic withdrawals discussed below) may be taxable and subject to a penalty tax. (See "Taxes" on page ____.)

  Systematic Withdrawal

        The systematic withdrawal program involves making regularly scheduled withdrawals from Your Contract Value. In order to initiate the program, Your total Contract Value must be at least $24,000. The program allows You to prearrange the withdrawal of a specified dollar amount of at least $200 per withdrawal, on a monthly or quarterly payment basis. A maximum of 10% of the Contract Value may be withdrawn in a Contract Year. Surrender Charges are not imposed on withdrawals under this program. If you elect this program Surrender Charges will be imposed on any withdrawal, other than withdrawals made under Your systematic withdrawal program, when the withdrawal is from Premium paid in the last seven years. You may not elect this program if you have taken a prior withdrawal during the same Contract Year.
   (See "Withdrawals" above and "Deduction for Surrender Charge" on page ____.)

        Systematic withdrawals will begin on the first scheduled withdrawal date selected by You following the date We process Your request. Withdrawals will be deducted proportionally based on Your value in each Subaccount and the Guaranteed Account.

        All parties to the Contracts are cautioned that the rights of any person to implement the systematic withdrawal program under Contracts issued in connection with IRAs or 403(b) Plans may be subject to the terms and conditions of the retirement plan, regardless of the terms and conditions of the Contracts. (See "Taxes" on page ____.)

        The systematic withdrawal program may be canceled at any time by written request or automatically by Us should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

        An Owner may change once per Contract Year the amount or frequency of withdrawals on a systematic basis.

        The Free Withdrawal Amount (See "Charges and Deductions -- Deduction for Surrender Charge" on page ___ ) is not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the Free Withdrawal Amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

        Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty. (See "Taxes -- Taxation of Annuities in General" on page ____ for a discussion of the tax consequences of withdrawals.)

        The Company reserves the right to discontinue this program at any time.

  Surrender

       Prior to the Annuity Date You may surrender the Contracts for the surrender value by withdrawing the entire Contract Value. You must submit a written request for surrender and return the Contracts to Us. The surrender value will be based on the Contract Value at the end of the Valuation Period during which the surrender request is received as described below. The Contracts may not be surrendered after the Annuity Date. A surrender may be taxable and subject to a tax penalty. (See "Taxes" on page ____.)

  Surrender Value

        The surrender value of the Contracts varies each day depending on the investment results of the Subaccounts selected by the Owner. The surrender value will be the Contract Value, as of the date the Company receives Your surrender request, reduced by the following: (1) any applicable taxes not previously deducted; (2) any applicable portion of the Contract Maintenance Charge; and (3) any applicable Surrender Charge.

  Payment of Withdrawals and Surrender Values

        Payments of withdrawals and surrender values will ordinarily be sent to the Owner within seven (7) days of receipt of the written request, but see "Deferral of Payment" discussion below. (Also see "Delay of Payments" in the Statement of Additional Information.)

        The Company reserves the right to ensure that an Owner's check or other form of Premium has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a Premium payment.

        If, at the time You make a request for a withdrawal or a surrender, You have not provided Us with a written election not to have Federal income taxes withheld, We must by law withhold such taxes from the taxable portion of Your payment and remit that amount to the IRS. Mandatory withholding rules apply to certain distributions from 403(b) Plan Contracts. Additionally, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals and surrenders. (See "Taxes -- Withholding" on page ____ and "Taxes -- Tax-Favored Plans" on page ____.)

  Deferral of Payment

        Payment of any withdrawal, surrender, or lump sum death proceeds from the Variable Account will usually occur within seven (7) days. We may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; (2) an emergency exists as defined by the Securities and Exchange Commission or the Securities and Exchange Commission requires that trading be restricted; (3) the Securities and Exchange Commission permits a delay for protection of Owners; or (4) the check used to pay any Premium has not cleared through the banking system (this may take up to fifteen (15)
  days).

        We may defer payment of any withdrawal or surrender from the Guaranteed Account for up to six (6) months from the date we receive Your written request.

                                      TAXES
  Introduction

        The Contracts are designed to accumulate Contract Value for retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans. The ultimate effect of Federal income taxes on the amounts held under the Contracts, on annuity payments, and on the economic benefits to the Owner, Annuitant or beneficiary depend on the Company's tax status and upon the tax status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

        The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

  Company Tax Status

        The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

  Taxation of Annuities in General -- Non-Qualified Plans

        Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under the Contracts until some form of withdrawal or distribution is made. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons" on page and "Diversification Standards" on page ____.)

    Withdrawals prior to the Annuity Date

        Code Section 72 provides that a total or partial withdrawal from the Contracts prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contracts on the date of the withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contracts. It generally constitutes the sum of all purchase payments made for the Contracts less any amounts received under the Contracts that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of the Contracts is treated as a payment received on account of a partial withdrawal of the Contracts.

    Withdrawals on or after the Annuity Date

        Upon receipt of a lump sum payment on full surrender of the Contracts, the recipient is taxed on the portion of the payment that exceeds the investment in the Contracts. The taxable portion is taxed as ordinary income.

        If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contracts bears to the total expected amount of annuity payments for the term of the Contracts. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

        For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contracts by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

        The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contracts is fully recovered. Annuity payments are fully taxable after the investment in the Contracts is recovered. If the recipient dies before the investment in the Contracts is recovered, the recipient's estate is allowed a deduction for the remainder.

    Penalty Tax on Certain Withdrawals

        With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contracts); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contracts before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

    Assignments

        Any assignment or pledge of the Contracts as collateral for a loan may result in a taxable event and the excess of the Contract Value over total Premium will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contracts.

    Generation Skipping Transfer Tax

        A transfer of the Contracts or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.

    Distribution-at-Death Rules

        In order to be treated as an annuity  contract  for  Federal  income tax purposes, the Contracts must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contracts has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated beneficiary, however, such interest may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions commence within one year after the date of death. The designated beneficiary is the person to whom ownership of the Contracts passes by reason of death and must be a natural person. If the beneficiary is the spouse of the Owner, the Contracts may be continued unchanged in the name of the spouse as Owner.

        If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

    Gifts of Contracts

        Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

    Contracts Owned by Non-Natural Persons

        If the Contracts are held by a non-natural person (for example, a corporation or trust), the Contracts are generally not treated as annuity contracts for Federal income tax purposes, and the income on the Contracts (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contracts are acquired by the estate of a decedent, when the Contracts are held under certain qualified plans, when the Contracts are a qualified funding asset for structured settlements, when the Contracts are purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

    Section 1035 Exchanges

        Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract, unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
  Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

    Multiple Contracts

        Annuity contracts that are issued by the Company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

    Withholding

        The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

    Lump-Sum Distribution or Withdrawal

        The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless You elect out of withholding.

  Annuity Payments

        The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

        You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

  Diversification Standards

        To comply with the  diversification  regulations  promulgated under Code
  Section 817(h) (the "Diversification Regulations"), after a start-up period, each Subaccount is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in a fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

        In connection with the issuance of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contracts may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

        The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.

  Tax-Favored Plans

        The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contracts to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contracts as an investment vehicle for his or her qualified plan.

        While the Contracts will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, the Contracts can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contracts in this manner should consult a competent tax adviser with regard to the suitability of the Contracts for this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans and IRAs.

  Individual Retirement Annuities

        Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.

  403(b) Plans

        Code Section 403(b)(11) imposes certain restrictions on an Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to Premium paid under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows an Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectus are not available in all states.

                                LEGAL PROCEEDINGS

        The Company knows of no legal proceeding pending to which the Variable Account is a party or which would materially affect the Variable Account.

                                  LEGAL MATTERS

        Legal matters relating to the Federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP of Washington D.C.

                            TABLE OF CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                                                      Page

  General Information................................................
    The Company......................................................
    Independent Accountants..........................................
    Legal Counsel....................................................
    Distributor......................................................
    Calculation of Performance Related Information...................
    Delay of Payments................................................
  Method of Determining Contract Value ..............................
  Annuity Provisions.................................................
    Variable Annuity Payment Values..................................
    Annuity Unit.....................................................
    Net Investment Factor............................................
    Additional Provisions............................................
  Financial Statements...............................................

                                    APPENDIX

  Guaranteed Account Option

        Under this Guaranteed Account option, Contract Value is held in the Company's General Account. The General Account includes all of Our assets, except those assets segregated in Our separate accounts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the 1940 Act. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Guaranteed Account portion of the Contracts. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        During the Accumulation Period, the Owner may allocate amounts to the Guaranteed Account. The initial Premium will be invested in the Guaranteed Account if selected by the Owner at the time of application. Additional Premium will be allocated in accordance with the selection made in the application or the most recent instruction received at the Administrative Office. If the Owner elects to withdraw amounts from the Guaranteed Account, such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the Guaranteed Account for up to six (6) months from the date it receives such request at its Administrative Office.

        The Guaranteed Account may not be available in all states.

  Allocations To The Guaranteed Account

        The minimum amount that may be allocated to the Guaranteed Account, either from the initial or a subsequent Premium, is $3,000. Amounts allocated in the Guaranteed Account are credited with interest on a daily basis at the then applicable effective guaranteed rate. The effective guaranteed rate is that rate in effect when the Owner allocates or transfers amounts to the Guaranteed Account. If the Owner has allocated or transferred amounts at different times to the Guaranteed Account, each allocation or transfer may have a unique effective guaranteed rate associated with that amount. The effective guaranteed rate will not be changed more than once per year and the minimum rate will not be less than 3%.

  Guaranteed Account Transfers

        During the Accumulation Period the Owner may transfer, by written request or telephone authorization, Contract Value to or from a Subaccount of the Variable Account to or from the Guaranteed Account at any time, subject to the conditions set out under "Transfers" on page .

  Minimum Surrender Value

        The minimum surrender value for amounts allocated to the Guaranteed Account equals the amounts so allocated less withdrawals, with interest compounded annually at the rate of 3%, reduced by any applicable Surrender Charge.

                                                              Rule 497(e)
                                                              File No. 33-58504

                       STATEMENT OF ADDITIONAL INFORMATION



              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    issued by

                               VARIABLE ACCOUNT I

                                       and

                           AIG LIFE INSURANCE COMPANY



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DESCRIBING THE FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FEBRUARY 9, 1998, CALL OR WRITE: AIG Life Insurance Company,
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.


                  Date of Statement of Additional Information:
                  May 1, 1997, as supplemented February 9, 1998

                                TABLE OF CONTENTS

                                                                    Page
  General Information..............................................
     The Company...................................................
     Independent Accountants.......................................
     Legal Counsel.................................................
     Distributor...................................................
     Calculation of Performance Related Information................
     Delay of Payments.............................................
  Method of Determining Contract Value.............................
  Annuity Provisions...............................................
     Variable Annuity Payment Values...............................
     Annuity Unit..................................................
     Net Investment Factor.........................................
     Additional Provisions.........................................
  Financial Statements.............................................

                               GENERAL INFORMATION

  The Company

         A description of AIG Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

  Independent Accountants

         The financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

  Legal Counsel

         Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C.

  Distributor

         AIG Equity Sales Corp., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. Commissions are paid by the Variable Account directly to selling dealers and representatives on behalf of the Distributor. Commissions retained by the Distributor in 1996 were $20,363.

  Calculation of Performance Related Information

  A.     Yield and Effective Yield Quotations for the Money Market Subaccount

         The yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

         Any effective yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                           EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

         For  purposes  of the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contracts and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" in the Prospectus). No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

  B.     Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n = ERV

                    Where: P = a hypothetical initial payment of $1,000

                           T = average annual total return

                           n = number of years

                    ERV      =   ending    redeemable    value   of   a
                                 hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period. Subaccount performance information has not been provided because for the fiscal year ended December 31, 1996, no Contracts were issued.

         Funds were first invested in the portfolios on the following dates:
                  Money Market Portfolio                                                May 13, 1993
                  Growth Portfolio                                                      August 12, 1994
                  Growth & Income Portfolio                                             April 16, 1992
                  International Portfolio                                               June 1, 1993
                  U.S. Government/High Yield Securities Portfolio                       June 14, 1993
                  North American Government Income Portfolio                            April 8, 1994
                  Utility Income Portfolio                                              June 15, 1994
                  Global Bond Portfolio                                                 May 10, 1993
                  Global Dollar Government Portfolio                                    May 26, 1994
                  Premier Growth Portfolio                                              December 7, 1992
                  Total Return Portfolio                                                September 12, 1994
                  Worldwide Privatization Portfolio                                     October 17, 1994
                  Technology Portfolio                                                  January 22, 1996
                  Quasar Portfolio                                                      August 15, 1996
                  Real Estate Investment Portfolio                                      January 7, 1997
                  High Yield Portfolio                                                  September 9, 1997

C. Yield Quotations for the U.S. Government/High Grade Securities and Global Bond Subaccounts

         The yield quotations for the U.S. Government/High Grade Securities and Global Bond Subaccounts will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                               Yield = 2[(a - b + 1)6 - 1]
                                              cd

               Where: a =     net investment  income earned during the period by
                              the corresponding portfolio of the Fund attributable to shares owned by the Subaccount.

                      b = expenses accrued for the period (net of reimbursements).

                      c = the average daily number of Accumulation Units outstanding during the period.

                      d  =     the   maximum    offering    price   per
                               Accumulation Unit on the last day of the period.

         For the purposes of the yield quotations for the U.S. Government/High Grade Securities and the Global Bond Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Surrender Charge or any transfer charges.

          A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the Contracts, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" in the Prospectus.) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Transfers" in the Prospectus).

  D.     Non-Standardized Performance Data

         1.       Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

                   Where:     P = a hypothetical initial payment of $1,000

                              T = average annual total return

                              n = number of years

                              ERV =   ending   redeemable   value   of   a
                                      hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected. Subaccount performance information has not been provided because for the fiscal year ended December 31, 1996, no Contracts were issued.

         2.       Tax Deferred Accumulation

         In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contracts or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

         In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the Accumulation Period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% Mortality and Expense Risk Charge, the 0.15% Administrative Fee, and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all Contract Value and the payment of taxes at the 31% rate on the amount in excess of the Premium.

         In developing tax-deferral charts, the Company will follow general principles: (1) the assumed rate of earnings will be realistic; (2) the chart will (a) depict accurately the effect of all fees and charges, or (b) provide a narrative that prominently discloses all fees and charges; (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and
  (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

         The rates of return illustrated in a chart will be hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and, as noted above, withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.

  Delay of Payments

         Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

         (a) the New York Stock Exchange is closed for other than customary weekends and holidays, or trading on the Exchange is otherwise restricted;

         (b) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value;

         (c) an order of the Securities and Exchange Commission permits delay for the protection of security holders; or

         (d) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

         The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (a) and (b) exist.

                      METHOD OF DETERMINING CONTRACT VALUE

         The Contract Value will fluctuate in accordance with the investment results of the underlying portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Value, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

         When the first shares of the respective portfolios of the Fund were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

                   (a)     is equal to:

                    (i) the total value of the net assets attributable to Accumulation Units in the Subaccount, minus

                    (ii) the daily charge for assuming the risk of  guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

                    (iii)the daily charge for providing  certain  administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Subaccount; minus or plus

                    (iv) a charge or credit  for any tax  provision  established for the Subaccount. The Company is not currently making any provision for taxes.

                   (b) is the total number of Accumulation Units applicable to that Subaccount at the end of the Valuation Period.

         The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contracts. An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                               ANNUITY PROVISIONS

  Variable Annuity Payment Values

         A variable annuity is an annuity with payments which (1) are not predetermined as to dollar amount, and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contracts. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

         The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

         The dollar amount of Subaccount annuity payments after the first is determined as follows:

                    (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

                    (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

          The total dollar amount of each variable annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

  Annuity Unit

         The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

                    (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

                    (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

  Net Investment Factor

         The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

               (a)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                    (ii) the per share  amount of any  dividend or capital  gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                    (iii)a per share charge or credit,  which is  determined  by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

               (b)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

                    (ii) the per share  charge or credit  for any  change in tax reserves for the prior Valuation Period.

               (c)  is equal to:

                    (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                    (ii) the   percentage   factor    representing   the   daily
                         Administrative Charge.

         The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

  Additional Provisions

         The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contracts. If the age of the Annuitant has been misstated, the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

         If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

         The Company will give the payee under an annuity payment option a settlement contract for the payment option.

         You may assign a Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS

         The financial statements of the Company are incorporated by reference herein and shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. No financial statements for the Variable Account have been provided as no Contracts had been issued during the reporting period.

                                                              Rule 497(e)
                                                              File No. 33-58504

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                               VARIABLE ACCOUNT I

                                       and

                           AIG LIFE INSURANCE COMPANY
                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801

         This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Individual Contract") and a group flexible premium deferred variable annuity contract (the "Group Contract") (collectively, the "Contracts") offered by AIG Life Insurance Company (the "Company"). The Contracts provide for the accumulation of Contract Value and payment of monthly annuity payments for individuals. Under the Group Contract, these individuals are within groups under sponsored arrangements, which may include, for example, those instances where an employer, a financial institution, an association, or group otherwise permitted by state insurance law, allows the Company to sell contracts to its employees, depositors, or members. An Owner may be issued a certificate as evidence of individual participation under a group arrangement. The description of the Contract in this Prospectus is fully applicable to any certificate that may be issued under the Group Contract. As used herein the words "Contract" and "Contracts" include any such certificate.

         The Contracts described in this Prospectus may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"), or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.

         Premiums for the Contracts will be allocated to Variable Account I (the "Variable Account"), a segregated investment account of the Company. Premiums allocated among the subaccounts of the Variable Account (the "Subaccounts") will be invested in shares of corresponding portfolios of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund") and Merrill Lynch Variable Series Funds, Inc. (the "Merrill Lynch Fund") (collectively, the "Funds"). The following portfolios of the Alliance Fund are available: Growth Portfolio; Growth and Income Portfolio; U.S. Government/High Grade Securities Portfolio; Global Dollar Government Portfolio; Premier Growth Portfolio; Total Return Portfolio; Worldwide Privatization Portfolio; Technology Portfolio; Quasar Portfolio; Real Estate Investment Portfolio; and High Yield Portfolio. The following portfolios of the Merrill Lynch Fund are available: Domestic Money Market Fund; Prime Bond Fund; High Current Income Fund; Quality Equity Fund; Special Value Focus Fund; Natural Resources Focus Fund; Global Strategy Focus Fund; Basic Value Focus

  Fund; Global Utility Focus Fund; International Equity Focus Fund; and Developing Capital Markets Focus Fund. (See "The Funds" on page ___ .)

         Additional information about the Contracts and the Variable Account is contained in the Statement of Additional Information which is available upon request at no charge by calling or writing AIG Life Insurance Company;
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800- 340-2765, or calling the service office at 1-800-255-8402. The Statement of Additional Information dated May 1, 1997, as supplemented February 9, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents for the Statement of Additional Information can be found on page ____ of this Prospectus.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISOR OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACTS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

         PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

         THE  CONTRACTS  OFFERED BY THIS  PROSPECTUS  ARE NOT  AVAILABLE  IN ALL
  STATES.

        Date of Prospectus: May 1, 1997, as supplemented February 9, 1998

                                  Distributor:
                             AIG Equity Sales Corp.
                         Attention:   Variable Products
                                 80 Pine Street
                            New York, New York 10270
                                 1-800-888-7485

                                TABLE OF CONTENTS
                                                                       Page

  Definitions.........................................................
  Highlights..........................................................
  Fee Table...........................................................
  Summary of Expenses ................................................
  Condensed Financial Information ....................................
  The Company ........................................................
  The Variable Account ...............................................
  The Funds...........................................................
  The Contracts ......................................................
  Charges and Deductions .............................................
  Annuity Benefits ...................................................
  Death Benefit ......................................................
  Distributions under the Contracts ..................................
  Taxes ..............................................................
  Legal Proceedings...................................................
  Legal Matters.......................................................
  Table of Contents of the Statement of Additional Information........
  Appendix ...........................................................

                                   DEFINITIONS

  Accumulation Period -- The period prior to the Annuity Date.

  Accumulation Unit -- An accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

  Administrative Office -- The Annuity Service Office of the Company, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

  Annuitant -- The person designated by the Owner upon whose continuation of life any annuity payment involving life contingencies depends.

  Annuity Date -- The date on which annuity payments are to commence.

  Annuity Option -- An arrangement under which annuity payments are made under the Contracts.

  Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

  Contract Anniversary -- An anniversary of the Effective Date of the Contracts.

  Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under the Contracts.

  Contract Year -- Each period of twelve (12) months commencing with the Effective Date.

  Effective Date -- The date on which the first Contract Year begins.

  Guaranteed Account -- A part of our General Account, which earns a guaranteed rate of interest.

  Owner -- The person named in the Contract Schedule, unless changed, and who has all rights under the Contracts.

  Premium -- A purchase payment for the Contracts is referred to as a Premium.

  Premium Year -- Any period of twelve (12) months commencing with the date a Premium payment is made and ending on the same date in each succeeding twelve
  (12) month period thereafter.

  Surrender Charge -- The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within 7 years of purchase.

  Valuation Date -- Each day that We and the New York Stock Exchange are open for trading.

  Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

  We, Our, Us -- AIG Life Insurance Company.

  You, Your -- The Owner of a Contract.

                                   HIGHLIGHTS

         This Prospectus describes the Contracts and a segregated investment account of the Company which account has been designated Variable Account I. The Contracts are designed to assist in financial planning by providing for the accumulation of capital on a tax-deferred basis for retirement and other long-term purposes, and providing for the payment of monthly annuity income. The Contracts may be purchased in connection with a retirement plan which may qualify as a 403 (b) Plan or as an IRA. The Contracts may also be purchased for retirement plans, deferred compensation plans and other purposes which do not qualify for such special Federal income tax treatment ("Non-Qualified Contracts"). (See "Taxes" on page ____.)

         Contracts are purchased with a minimum initial Premium of $2,000. Additional Premium is permitted at any time, subject to certain limitations. (See "Premium and Allocation to Your Investment Options" on page ____.) You, as the Owner of a Contract, may allocate your Premium so that it accumulates on a variable basis, a fixed basis, or a combination of both.

         Premium allocated among the Subaccounts of the Variable Account will be invested in shares of one or more of the underlying portfolios of the Funds and will accumulate on a variable basis. Each Subaccount invests exclusively in one of the available portfolios. (See "The Funds" on page .) Your value in any one of these Subaccounts will vary according to the investment performance of the underlying portfolio chosen by you. You bear the entire investment risk for all Premium allocated to the Variable Account.

         The Company does not deduct sales charges from any Premium received. However, the Contracts provide for a Surrender Charge that may be assessed in the event that an Owner surrenders all or a portion of the Contract Value within seven Contract Years following payment of any Premium. The maximum Surrender Charge is 6% of Premium to which the charge is applicable. (See "Summary of Expenses" on page ___ and "Charges and Deductions -- Deduction for Surrender Charge" on page ___.)

         A penalty-free withdrawal is available. Generally, there is no Surrender Charge imposed on the greater of the Contract Value less Premiums paid or the portion of the withdrawal that does not exceed 10% of Premium otherwise subject to the Surrender Charge (the "Free Withdrawal Amount"). (See "Withdrawals" on page ___.)

         Surrenders and withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page ___.)

         The Company deducts daily a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. There is no Mortality and Expense Risk Charge deducted for amounts in the Guaranteed Account. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on page ___.)

         The Company deducts daily an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. The Administrative Charge is not assessed to the Guaranteed Account. In addition, the Company deducts from the Contract Value an annual Contract Maintenance Charge which is $30 per year. The Contract Maintenance Charge is waived if the Contract Value is greater than $50,000 on the date of the charge. (See "Charges and Deductions -- Deduction for Administrative Charge; Deduction for Contract Maintenance Charge" on page ___.)

         There are deductions and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for the Funds.

         The Owner may return a Contract within ten (10) days (the "Right to Examine Period") after it is received by returning it to the Company's Administrative Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Right to Examine Period, an amount equal to the Premium paid less any withdrawals, the Company will refund such an amount.

                                    FEE TABLE
  Owner Transaction Expenses

         Sales Load Imposed on Purchases                                                                  None

         Surrender Charge (as a percentage of amount surrendered):
           Premium Year 1                                                                                    6%
           Premium Year 2                                                                                    6%
           Premium Year 3                                                                                    5%
           Premium Year 4                                                                                    5%
           Premium Year 5                                                                                    4%
           Premium Year 6                                                                                    3%
           Premium Year 7                                                                                    2%
           Premium Year 8 and thereafter                                                                   None

         Exchange Fee:
           First 12 Per Contract Year                                                                      None
           Thereafter                                                                                      $10

         Annual Contract Fee (waived for Owners with Contract Values of $50,000 or greater)                $30

         Variable Account Expenses (as a percentage of average account value):
           Mortality and Expense Risk Fees                                                                1.25%
           Account Fees and Expenses                                                                      0.15%

         Total Variable Account Annual Expenses                                                           1.40%

                                      6


                               SUMMARY OF EXPENSES

  Annual Fund Expenses After Expense Reimbursements
                                                                                                      Total
                                                                      Management      Other         Operating
  Alliance Fund1                                                         Fee         Expenses       Expenses

  Growth .....................................................           0.74%         0.19%         0.93%
  Growth and Income ..........................................           0.63          0.19          0.82
  U.S. Government/High Grade Securities.......................           0.54          0.38          0.92
  Global Dollar Government....................................           0.00          0.95          0.95
  Premier Growth..............................................           0.72          0.23          0.95
  Total Return................................................           0.46          0.49          0.95
  Worldwide Privatization.....................................           0.10          0.85          0.95
  Technology2.................................................           0.33          0.62          0.95
  Quasar2.....................................................           0.00          0.95          0.95
  Real Estate Investment3.....................................           0.00          0.95          0.95
  High Yield4.................................................           0.00          0.95          0.95

  Merrill Lynch Fund5

  Domestic Money Market.......................................           0.50          0.04          0.54
  Prime Bond..................................................           0.44          0.05          0.49
  High Current Income.........................................           0.49          0.05          0.54
  Quality Equity..............................................           0.44          0.05          0.49
  Special Value Focus.........................................           0.75          0.06          0.81
  Natural Resources Focus.....................................           0.65          0.13          0.78
  Global Strategy Focus.......................................           0.65          0.06          0.71
  Basic Value Focus...........................................           0.60          0.06          0.66
  Global Utility Focus........................................           0.60          0.06          0.66
  International Equity Focus..................................           0.75          0.14          0.89
  Developing Capital Markets Focus6...........................           1.00          0.25          1.25

  -----------------------

1 Annual operating expenses as a percentage of the average daily net assets of each portfolio of the Alliance Fund before reimbursement by the Fund's investment adviser were estimated to be .93% for Growth Portfolio, .82% for Growth and Income Portfolio, .98% for U.S. Government/High Grade Securities Portfolio, 1.97% for Global Dollar Government Portfolio, 1.23% for Premier Growth Portfolio, 1.12% for Total Return Portfolio, 1.85% for Worldwide Privatization Portfolio, 1.62% for Technology Portfolio, 4.44% for Quasar Portfolio, 6.00% for Real Estate Investment Portfolio, and 1.75% for High Yield Portfolio.

2 The expense percentages for the Technology Portfolio and Quasar Portfolio have been annualized because as of December 31, 1996, the portfolios had not been in existence for a full year.

3 Computed for the period January 1, 1997 (inception), through March 31, 1997, annualized.

4    Estimated.

5 With the exception of the Developing Capital Markets Focus Fund, the expenses of the portfolios of the Merrill Lynch Fund are actual operating expenses without expense reimbursement.

6 Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded 1.25%. Without such reimbursements, total operating expenses for Developing Capital Markets Focus Fund would have been 1.31%.

         The purpose of the table set forth above is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Funds. (See "Charges and Deductions" on page ____ and each Fund's
  Prospectus.) The table does not reflect the charges applicable to certain death benefit options offered under the Contracts. (See "Charges and Deductions -- Deduction for Equity Assurance Plan" on page ___; "Charges and Deductions -- Deduction for Annual Ratchet Plan" on page ___; "Charges and Deductions -- Deduction for Enhanced Equity Assurance Plan" on page ___; "Charges and Deductions -- Deduction for Accidental Death Benefit" on page ___.)

         No deduction will be made for any premium or other taxes levied by any state unless imposed by the state where you reside. Premium taxes currently imposed on the Contracts by various states range from 0% to 3.5% of Premiums paid. (See "Charges and Deductions -- Deduction for Premium Taxes" on page ____.)

         In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Premium paid, less any prior withdrawals at the time of withdrawal. (See "Charges and Deductions --Deduction for Surrender Charge" on page ___.)

  Example

  Expenses on a hypothetical $1,000 Contract, assuming 5% growth:

                                                                                     If you surrender
  Alliance Fund                                           1 Year         3 Years       5 Years       10 Years
  -------------                                           ------         -------       -------       --------

  Growth ..........................................        $78           $120           $164           $273
  Growth and Income ...............................         77            116            158            262
  U.S. Government/High Grade Securities ...........         78            119            163            272
  Global Dollar Government ........................         78            120            165            275
  Premier Growth ..................................         78            120            165            275
  Total Return ....................................         78            120            165            275
  Worldwide Privatization .........................         78            120            165            275
  Technology ......................................         78            120            165            275
  Quasar ..........................................         78            120            165            275
  Real Estate Investment ..........................         78            120            165            275
  High Yield ......................................         78            120            165            275


                                      8




  Merrill Lynch Fund

  Domestic Money Market............................         74            108            144                  233
  Prime Bond.......................................         74            106            141                  227
  High Current Income..............................         74            108            144                  233
  Quality Equity...................................         74            106            141                  227
  Special Value Focus..............................         77            116            158                  261
  Natural Resources Focus..........................         77            115            156                  257
  Global Strategy Focus............................         76            113            152                  250
  Basic Value Focus................................         76            111            150                  245
  Global Utility Focus.............................         76            111            150                  245
  International Equity Focus.......................         78            118            162                  269
  Developing Capital Markets Focus.................         81            129            179                  304


                                                           If you annuitize or if you do not surrender
  Alliance Fund                                         1 Year           3 Years       5 Years       10 Years
  -------------                                         ------           -------       -------       --------
  Growth ..........................................        $24            $75           $128           $273
  Growth and Income ...............................         23             71            122            262
  U.S. Government/High Grade Securities ...........         24             74            127            272
  Global Dollar Government ........................         24             75            129            275
  Premier Growth ..................................         24             75            129            275
  Total Return ....................................         24             75            129            275
  Worldwide Privatization .........................         24             75            129            275
  Technology ......................................         24             75            129            275
  Quasar ..........................................         24             75            129            275
  Real Estate Investment ..........................         24             75            129            275
  High Yield.......................................         24             75            129            275

  Merrill Lynch Fund

  Domestic Money Market............................         20                63        108             233
  Prime Bond.......................................         20                61        105             227
  High Current Income..............................         20                63        108             233
  Quality Equity...................................         20                61        105             227
  Special Value Focus..............................         23                71        122             261
  Natural Resources Focus..........................         23                70        120             257
  Global Strategy Focus............................         22                68        116             250
  Basic Value Focus................................         22                66        114             245
  Global Utility Focus.............................         22                60        114             245
  International Equity Focus.......................         24                73        126             269
  Developing Capital Markets Focus.................         27                84        143             304

       The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES


                                                 1996           1995            1994           1993       1992
                                                 ----           ----            ----           ----       ----
  GROWTH
    Accumulation Unit Value
      Beginning of Period ...............        13.99          10.48           11.13          10.00       10.00
      End of Period......................        17.73          13.99           10.48          11.13       10.00
    Accum Units o/s @ end of period...... 1,541,465.58     777,108.88       56,104.84      35,271.53    2,081.43

  GROWTH AND INCOME
    Accumulation Unit Value
      Beginning of Period................        15.52          11.57           11.76          10.66       10.00
      End of Period......................        18.99          15.52           11.57          11.76       10.66
    Accum Units o/s @ end of period...... 1,324,216.31     502,667.80      179,245.69      37,573.04    7,731.36

   U.S. GOVERNMENT/HIGH GRADE SECURITIES
    Accumulation Unit Value
      Beginning of Period ...............        11.38            .66           10.17          10.00      N/A
      End of Period......................        11.50          11.38            9.66          10.17      N/A
    Accum Units o/s @ end of period .....   552,183.99      390,483.21      75,881.31       7,608.84      N/A

   GLOBAL DOLLAR GOVERNMENT
    Accumulation Unit Value
      Beginning of Period ...............        11.81           9.73           10.00         N/A         N/A
      End of Period .....................        14.55          11.81            9.73         N/A         N/A
    Accum Units o/s @ end of period .....    76,451.58      16,171.63        5,958.18         N/A         N/A

   PREMIER GROWTH
    Accumulation Unit Value
      Beginning of Period ...............        15.25          10.66           10.00         N/A         N/A
      End of Period .....................        18.45          15.25           10.66         N/A         N/A
    Accum Units o/s @ end of period ..... 1,026,432.81     420,662.68      108,111.20         N/A         N/A

   TOTAL RETURN
    Accumulation Unit Value
      Beginning of Period ...............        11.90           9.75           10.00         N/A         N/A
      End of Period .....................        13.52          11.90            9.75         N/A         N/A
    Accum Units o/s @ end of period .....     455,709.19   121,094.82        4,871.12         N/A         N/A

   WORLDWIDE PRIVATIZATION
    Accumulation Unit Value
      Beginning of Period ...............        11.01          10.05           10.00         N/A         N/A
      End of Period .....................        12.86          11.01           10.05         N/A         N/A
    Accum Units o/s @ end of period......   224,339.58      62,769.30        6,357.69         N/A         N/A

   TECHNOLOGY
    Accumulation Unit Value
      Beginning of Period ...............        10.00         N/A             N/A            N/A          N/A
      End of Period .....................        10.90         N/A             N/A            N/A          N/A
    Accum Units o/s @ end of period.....    431,529.41         N/A             N/A            N/A          N/A

   QUASAR
    Accumulation Unit Value

                                      10




      Beginning of Period ...............        10.00         N/A             N/A            N/A         N/A
      End of Period .....................        10.58         N/A             N/A            N/A         N/A
    Accum Units o/s @ end of period .....   179,808.73         N/A             N/A            N/A         N/A

         No financial information has been reported for the High Yield Portfolio and Real Estate Investment Portfolio of the Alliance Fund or for any of the portfolios of the Merrill Lynch Fund because for the fiscal year ended
  December 31, 1996, the Variable Account had not commenced operations with respect to those portfolios.

         Funds were first invested in the portfolios on the following dates:

              Growth Portfolio                                                      August 12, 1994
              Growth and Income Portfolio                                           April 16, 1992
              U.S. Government/High Grade Securities Portfolio                       June 14, 1993
              Global Dollar Government Portfolio                                    May 26 , 1994
              Premier Growth Portfolio                                              December 7, 1992
              Total Return Portfolio                                                September 12, 1994
              Worldwide Privatization Portfolio                                     October 17, 1994
              Technology Portfolio                                                  January 22, 1996
              Quasar Portfolio                                                      August 15, 1996
              Real Estate Investment Portfolio                                      January 7, 1997
              High Yield Portfolio                                                  September 9, 1997

         No dates have been provided with respect to the portfolios of the Merrill Lynch Fund because as of the date of this Prospectus no funds had been invested therein.

  Calculation of Performance Data

         The Company may, from time to time, advertise certain performance related information concerning one or more of the Subaccounts, including information as to total return and yield. Performance information about a Subaccount is based on the Subaccount's past performance only and is not intended as an indication of future performance.

         When the Company advertises the average annual total return of a Subaccount, it will usually be calculated for one, five, and ten year periods or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Subaccount at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Surrender Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Surrender Charge.

         When the Company advertises the yield of a Subaccount, it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

         When the Company advertises the performance of the Domestic Money Market Subaccount, it may advertise in addition to the total return either the yield or the effective yield. The yield of the Domestic Money Market Subaccount refers to the income generated by an investment in that Subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Domestic Money Market Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

         Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges. Performance information for a Subaccount may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contracts; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

  Financial Data

         Financial statements of the Company may be found in the Statement of Additional Information. No financial statements for the Variable Account have been provided in the Statement of Additional Information as no Contracts had been issued during the reporting period.


                                   THE COMPANY

         The Company is a stock life insurance company which was organized under the laws of the State of Delaware in 1962. The Company provides a full range of individual and group life, disability, and accidental death and dismemberment insurance policies and annuities. The Company is a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

  Ratings

         The Company may from time-to-time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Moody's, and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services, and the financial strength of the Company as measured by Moody's Investors Services, may be referred to in advertisements, sales literature or in reports to Owners. These ratings are their opinion of an operating insurance company's financial capacity to meet the obligations of its life insurance policies and annuity contracts in accordance with their terms. In regard to their ratings of the Company, these ratings are explicitly based on the existence of a Support Agreement, dated as of December 31, 1991, between the Company and AIG, pursuant to which AIG has agreed to cause the Company to maintain a positive net worth and to provide the Company with funds on a timely basis sufficient to meet the Company's obligations to its policyholders. The Support Agreement is not, however, a direct or indirect guarantee by AIG to any person of the payment of any of the Company's indebtedness, liabilities or other obligations (including obligations to the Owners).

         The ratings are not recommendations to purchase the Company's life insurance or annuity products, or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances relating to the Support Agreement, such as a lowering of AIG's long-term debt rating, so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                              THE VARIABLE ACCOUNT

         The Company owns the assets in the Variable Account and obligations under the Contracts are general corporate obligations. The Variable Account and each Subaccount, however, are separate from the Company's other assets including those of the General Account and from any other separate accounts and subaccounts. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account and Subaccount, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment income, as well as both realized and unrealized gains and losses are, in accordance with the Contracts, credited to or charged against the Variable Account and each Subaccount without regard to income, gains or losses arising out of any other business of the Company. As a result, the investment performance of each Subaccount and the Variable Account is entirely independent of the investment performance of the General Account and of any other separate account and subaccount maintained by the Company.

         The Variable Account is divided into Subaccounts, with the assets of each Subaccount invested in shares of one portfolio of the Funds. The Company may, from time to time, add additional portfolios of the Funds, and, when appropriate, additional mutual funds to act as funding vehicles for the Contracts. If deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 (the "1940 Act"), may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. The Company may offer other variable annuity contracts which also invest in the Variable Account and are described in other prospectuses.

                                    THE FUNDS

         The Alliance Fund and Merrill Lynch Fund are each registered with the Securities and Exchange Commission as a diversified open-end management investment company under the 1940 Act. Each is made up of different series or portfolios and the Prospectus for each Fund may include series or portfolios which are not available under this Contract. A summary of investment objectives for each available portfolio is set forth below. More detailed information regarding investment objectives, management of the portfolios, and investment advisory fees and other charges may be found in the relevant Fund Prospectus, which contains a discussion of the risks involved in investing in the Fund. The Prospectus for each Fund is included with this Prospectus. Please read all Prospectuses carefully before investing.

         Shares of the Funds may be sold only to separate accounts of life insurance companies. The shares of the Funds will be sold to separate accounts of the Company and its affiliates, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither the Company nor the Funds currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity owners, each Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the Fund will take whatever steps it deems necessary, at its expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

  Alliance Variable Products Series Fund, Inc.

         The Alliance Fund will act as a funding vehicle for the Contract. The Alliance Fund is managed by Alliance Capital Management L.P. ("Alliance Capital"). Alliance Capital is a leading international investment manager supervising client accounts with assets totaling more than $182 billion, of which approximately $63 billion represents the assets of investment companies. Its principal business address is 1345 Avenue of the Americas, New York, New York 10105.

         The portfolios available under the Alliance Fund and their investment objectives are as follows:

  Growth Portfolio

         This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the risks involved in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the portfolio seeks to achieve its objective through such aggressive investment policies, the risk of loss increases. The portfolio is therefore not intended for investors whose principal objective is assured income or preservation of capital.

  Growth and Income Portfolio

         This portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

  U.S. Government/High Grade Securities Portfolio

         This portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities, and other high grade debt securities.

  Global Dollar Government Portfolio

         This portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

  Premier Growth Portfolio

         This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

  Total Return Portfolio

         This portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and Agency obligations, bonds and senior debt securities.

  Worldwide Privatization Portfolio

         This portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the investment portfolio will include equity securities of companies that are believed by Alliance Capital to be beneficiaries of the privatization process.

  Technology Portfolio

         This portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

  Quasar Portfolio

         This portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

  Real Estate Investment Portfolio

         This portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

  High Yield Portfolio

         This portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

  Merrill Lynch Variable Series Funds, Inc.

         The Merrill Lynch Fund will act as a funding vehicle for the Contract. Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co., Inc., is the investment adviser to the Merrill Lynch Fund. MLAM is a worldwide mutual fund leader with more than $145.7 billion in assets under management. Its principal business address is 800 Scudder Mill Road, Plainsboro, New Jersey 08536.

         The portfolios available under the Merrill Lynch Fund and their investment objectives are as follows:

  Domestic Money Market Fund

         This portfolio seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

  Prime Bond Fund

         This portfolio seeks to obtain as high a level of current income as is consistent with the investment policies of the portfolio and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The portfolio invests primarily in long-term corporate bonds rated in the top three ratings categories by established rating services.

  High Current Income Fund

         This portfolio seeks to obtain as high a level of current income as is consistent with the investment policies of the portfolio and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The portfolio invests principally in fixed-income securities that are rated in the lower categories of established rating services or in unrated securities of comparable quality (commonly known as "junk bonds").

  Quality Equity Fund

         This portfolio seeks to attain the highest total investment return consistent with prudent risk. The portfolio employs a fully managed investment policy utilizing equity securities, primarily common stocks of large capitalization companies, as well as investment grade debt and convertible securities.

  Special Value Focus Fund

         This portfolio seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that MLAM believes have special investment value, and of emerging growth companies regardless of size.

  Natural Resources Focus Fund

         This portfolio seeks to attain long-term growth of capital and protection of the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resources assets.

  Global Strategy Focus Fund

         This portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including securities, of U.S. and foreign issuers. The portfolio seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.

  Basic Value Focus Fund

         This portfolio seeks to attain capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the portfolio believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide and above-average dividend return and sell at a below-average price/earnings ratio.

  Global Utility Focus Fund

         This portfolio seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the portfolio, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

  International Equity Focus Fund

         This portfolio seeks to obtain capital appreciation and, secondary income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the portfolio's net assets will be invested in such equity securities.

  Developing Capital Markets Focus Fund

         This portfolio seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the portfolio considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

         There is no assurance that any of these portfolios will achieve their stated objectives.

  Voting Rights

         As previously stated, all of the assets held in each of the Subaccounts of the Variable Account will be invested in shares of a corresponding portfolio of a Fund. The Funds do not hold regular meetings of shareholders. Based on the Company's view of present applicable law, We will vote the portfolio shares held in the Variable Account at meetings of shareholders in accordance with instructions received from persons having a voting interest in the portfolio. However, if the 1940 Act or its regulations are amended, or if Our interpretation of present law changes to permit Us to vote the portfolio shares in Our own right, We may elect to do so.

         Prior to the Annuity Date, the Owner holds a voting interest in each portfolio in which there is value in the corresponding Subaccount. The number of portfolio shares which are attributable to the Owner is determined by dividing the corresponding value in a particular Subaccount by the net asset value of one portfolio share. The number of votes which an Owner will have a right to cast will be determined as of the record date established by each portfolio.

         We will solicit voting instructions by mail prior to the shareholder meetings. An Owner having a voting interest in a Subaccount will be sent proxy material, reports and other materials as provided by the Funds, relating to the appropriate portfolios. The Company will vote shares in accordance with instructions received from the Owner having a voting interest. At the meeting, the Company will vote shares for which it has received no instructions and any shares not attributable to Owners in the same proportion as it votes shares for which it has received instructions from Owners.

         The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the Guaranteed Account.

  Substitution of Shares

         If the shares of a Fund (or any portfolio within a Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or portfolio within the fund) for Fund shares already purchased or to be purchased in the future under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                                  THE CONTRACTS

         The Contracts described in this Prospectus are flexible premium deferred variable annuity contracts.

  Parties to the Contracts

     Owner

         As the purchaser of a Contract, You may exercise all rights and privileges provided in the Contract, subject to any rights that You, as Owner, may convey to an irrevocable beneficiary. As Owner, You will also be the Annuitant, unless You name in writing some other person as Annuitant.

     Annuitant

         The Annuitant is the person who receives annuity payments and upon the continuance of whose life these payments are based. You may designate someone other than yourself as Annuitant. If the Annuitant is a person other than the Owner, and the Annuitant dies before the Annuity Date, You will become the Annuitant unless you designate someone else as the new Annuitant.

   Beneficiary

         The beneficiary You designate will receive the death proceeds if You die prior to the Annuity Date. If no beneficiary is living at that time, the death proceeds are payable to Your estate. If the Annuitant dies after the Annuity Date, the beneficiary will receive any remaining guaranteed payments under an Annuity Option. If no beneficiary is living at that time, the remaining guaranteed payments are payable to Your estate.

   Change of Annuitant and Beneficiary

         Prior to the Annuity Date, You may change the Annuitant and beneficiary by making a written request to Our Administrative Office. After the Annuity Date, only a change of beneficiary may be made. Once We have accepted Your written request, any change will become effective on the date You signed it. However, any change will be subject to any payment or other action taken by Us before We record the change. If the Owner is not a natural person, under current Federal tax law, the Contracts may be subject to unintended and adverse tax consequences. For possible tax considerations of these changes, see "Taxes" on page ___.

How to Purchase a Contract

         At the time of application, the purchaser must pay at least the minimum Premium required and provide instructions regarding the allocation of the Premium among the Subaccounts. Acceptance of the Premium and form of application is subject to Our requirements and We reserve the right to reject any Premium. If the application and Premium are accepted in the form received, the Premium will be credited and allocated to the Subaccounts within two business days of its receipt. The date the Premium is credited to a Contract is the Effective Date.

         If We have not received sufficient information to issue a Contract within five days of the receipt of the initial Premium, You will be contacted. The reason for the delay will be explained to You. If You consent We will retain the Premium until the necessary requirements are fulfilled. Otherwise, the Premium will be immediately refunded to You.

Discount Purchase Programs

         Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families may not be subject to the Surrender Charge. Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

Distributor

         AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AIGESC is a wholly-owned subsidiary of AIG and an affiliate of the Company. Commissions not to exceed 6.5% of Premiums will be paid to entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature and similar services.

         Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and receiving fees from AIGESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contracts

         While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.

Premium and Allocation to Your Investment Options

         The initial Premium must be at least $2,000. You may make additional payments of Premium prior to the Annuity Date in amounts of at least $1,000, or as little as $100 if You are a participant in the automatic investment plan. There is no maximum limit on the additional Premium You may pay or on the numbers of payments; however, the Company reserves the right to reject any Premium on any Contract. You specify at the time of issue or subsequently how the remaining amount, known as "Additional Premium," will be allocated.

         The initial Premium is allocated among the Subaccounts and Guaranteed Account on the Effective Date. Your allocation instructions will specify what percentage of Your initial Premium is to be credited to each Subaccount and to the Guaranteed Account. Allocation instructions must be expressed in whole percentages of not less than 10%. Allocations for Additional Premium will be made on the same basis as the initial Premium unless We receive written notice with new instructions. Additional Premium will be credited to the Contract Value and allocated at the close of the first Valuation Date on or after which the Additional Premium is received at Our Administrative Office.

         All Premium to IRA or 403(b) Plan Contracts must comply with the applicable provisions in the Code and the applicable provisions of Your retirement  plan.  Additional  Premium  commingled  in an IRA  with  a  rollover
contribution   from  other  retirement  plans  may  result  in  unfavorable  tax consequences. You should seek legal counsel and tax advice regarding the suitability of the Contracts to Your situation. (See "Taxes" on page ____.)

Right to Examine Period

         The Contracts provide a 10-day period giving You the opportunity to cancel a Contract (the "Right to Examine Period"). You must return the Contract with written notice to Us. If We receive the Contract and Your written notice within ten (10) days after it is received by You, the Contract will be voided. With the exception of Contracts issued in connection with an IRA, in those states whose laws do not require that We assume the risk of market loss during the Right to Examine Period, should You decide to cancel Your Contract, the amount to be returned to You will be the Contract Value (on the day We receive the Contract) plus any charges deducted for state taxes, without imposition of the Surrender Charge. The amount returned to you may be more or less than the initial Premium. (See "Charges and Deductions" on page ____.) For Contracts issued in those states that require We return the Premium, we will do so. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium, less any withdrawals, or the Contract Value.

         Laws governing the duration of the Right to Examine Period may vary from state to state. We will comply with the laws of the state in which the Owner resides at the time application is made. Federal laws governing IRAs require a minimum seven day right of revocation. We provide ten (10) days from the date the Contract is received by you. (See "Individual Retirement Annuities" on page ____.)

Unit Value and Contract Value

         After the deduction of certain charges and expenses, amounts which You allocate to a Subaccount of the Variable Account are used to purchase Accumulation Units in that Subaccount, not shares of the portfolio in which that Subaccount invests. The number of Accumulation Units you purchase will be determined by dividing the amount allocated to each Subaccount by the Unit Value of the Subaccount for the Valuation Period during which the amount was allocated.

         The Unit Value for each Subaccount will vary from one Valuation Period to the next, based on the investment experience of the Portfolio in which the Subaccount invests and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

         Your value in any given Subaccount is determined by multiplying the Unit Value for the Subaccount by the number of Units You own. Your value within the Variable Account is the sum of Your values in all the Subaccounts. The total value of Your Contract, known as the Contract Value, equals Your value in the Variable Account plus Your value in the Guaranteed Account.

Transfers

         Prior to the Annuity Date, You may make transfers among the Subaccounts and into and out of the Guaranteed Account, subject to certain rules.

         At the present time there is no limit on the number of transfers which can be made among the Subaccounts and the Guaranteed Account in any one Contract Year. We reserve the right to limit the number of transfers to twelve (12) per Contract Year. There are no fees for the first twelve (12) transfers in any one Contract Year. For each transfer in excess of twelve (12) within one Contract Year, We impose a transfer fee of $10. The transfer fee, if any, is deducted from the amount transferred. (See "Guaranteed Account Transfers" in the Appendix, page ____.)

         Transfers may be made by written request or by telephone as described in the Contracts or specifically authorized in writing. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

         After the Annuity Date, depending upon the Annuity Option selected, the Owner may transfer the Contract Value allocated to the Variable Account among the Subaccounts. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee, if any, will be deducted from the next annuity payment after the transfer. If following the transfer, the Annuity Units remaining in the Subaccount would generate a monthly annuity payment of less than $100, the Company will transfer the entire amount in the Subaccount.

         Once the transfer is effected, the Company will recompute the number of Annuity Units for each Subaccount. The number of Annuity Units for each Subaccount will remain the same for the remainder of the payment period unless the Owner requests another change.

         The minimum amount which may be transferred at any one time is the lesser of $1,000 or the value of the Subaccount or Guarantee Period from which the transfer is made. However, the minimum amount for transfers under our Dollar Cost Averaging program is $100 per Subaccount. (See "Dollar Cost Averaging" below.) For additional limitations regarding transfers out of the Guaranteed Account, see "Guaranteed Account Transfers" in the Appendix, page ____.

Dollar Cost Averaging

         The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the Contracts by authorizing the Company to make periodic allocations of Contract Value from either the Domestic Money Market Subaccount or the Guaranteed Account to one or more of the other Subaccounts ("Dollar Cost Averaging"). Dollar Cost Averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically transferred under this option are not included in the twelve (12) transfers per Contract Year discussed under "Transfers" on page ___. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar Cost Averaging does not guarantee profits, nor does it assure that an Owner will not have losses.

         To elect Dollar Cost Averaging, the Contract Value must be at least $12,000 and a request in proper form must be received by the Company. A Dollar Cost Averaging request form is available from the Administrative Office. The Dollar Cost Averaging request form will not be considered complete until the Contract Value is at least the required amount. An Owner may not have in effect at the same time both Dollar Cost Averaging and Asset Rebalancing.


Asset Rebalancing


         The Company currently offers an option under which Owners may authorize the Company to automatically exchange Contract Value periodically to maintain a particular percentage allocation among the Subaccounts as selected by the Owner ("Asset Rebalancing"). The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts to the allocation selected by the Owner.

         Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that an Owner will not have losses.

         To elect Asset Rebalancing, the Contract Value must be at least $12,000 and a request in proper form must be received by the Company. An Asset Rebalancing request form is available from the Administrative Office. If Asset Rebalancing is elected, all Contract Value allocated to the Subaccounts must be included in the election. An Owner may not have in effect at the same time both Dollar Cost Averaging and Asset Rebalancing.

         The amounts transferred will be credited to the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are effected. Amounts periodically transferred under this option are not included in the twelve (12) transfers per Contract Year discussed under "Transfers" on page ___.

         An Owner may instruct the Company at any time to terminate this option by written request. Once terminated, this Option may not be reselected during the same Contract Year.

                             CHARGES AND DEDUCTIONS

         Various charges and deductions are made from Premium, the Contract Value and the Variable Account. These charges and deductions are as follows:

Deduction for Premium Taxes

         We do not deduct premium taxes unless assessed by the state of residence of the Owner. Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged at Our discretion against either Premium or Contract Value. Premium currently imposed by certain states on the Contracts range typically from 0% to 3.5% of Premiums paid. Some states assess premium taxes at the time Premium is received; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

Deduction for Mortality and Expense Risk Charge

         The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Surrender Charge in the event of the death of the Owner prior to the Annuity Date and to provide the death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from Administrative and Contract Maintenance Charges.

         If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased. The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

         The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period -- Annuity Options" on page ____.) The Company in its discretion may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from that portion of the charge attributable to mortality risk.

Deduction for Equity Assurance Plan

         If the Owner has elected the Equity Assurance Plan, the Company deducts for each Valuation Period an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Annual Ratchet Plan

         If the Owner has elected the Annual Ratchet Plan, the Company deducts for each Valuation Period an Annual Ratchet Plan Charge equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

Deduction for Enhanced Equity Assurance Plan

         If the Owner has elected the Enhanced Equity Assurance Plan, the Company deducts for each Valuation Period an Enhanced Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Accidental Death Benefit

         If the Owner has elected the Accident Death Benefit, the Company deducts for each Valuation Period an Accidental Death Benefit Charge equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

Deduction for Surrender Charge

         In the event that an Owner makes a withdrawal from or surrenders Contract Value in excess of the Free Withdrawal Amount, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to the greater of the Contract Value less Premiums paid or the portion of the withdrawal that does not exceed 10% of the total Premium otherwise subject to the Surrender Charge paid to the time of withdrawal, less any prior withdrawals; however, the Surrender Charge applies only to Premium received by the Company within seven (7) years of the date of the withdrawal.

         The Surrender Charge will vary in amount depending upon the time which has elapsed since the date Premium was received. In calculating the Surrender Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:

                        Premium Year                                      Applicable Surrender Charge

                              1.............................................................6%
                              2 ............................................................6%
                              3 ............................................................5%
                              4 ............................................................5%
                              5 ............................................................4%
                              6 ............................................................3%
                              7 ............................................................2%
                              8 and thereafter............................................None

        The Surrender Charge is a deferred sales charge intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Surrender Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

        Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403(b) Plan. (See "Taxes -- 403(b) Plans" on page ____.)

  Deduction for Administrative Charge

        The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. This charge is intended to compensate Us for administrative expenses, both during the accumulation period and following the Annuity Date.

  Deduction for Contract Maintenance Charge

        The Company also deducts an annual Contract Maintenance Charge of $30 per year, from the Contract Value on each Contract Anniversary. The Contract Maintenance Charge is waived if the Contract Value is greater than $50,000 on the date of deduction of the charge. These charges are paid to the Company for the costs it incurs relating to maintenance of the Contracts, the Variable Account, and the Guaranteed Account. If the Contracts are surrendered, we will deduct the Contract Maintenance Charge at the time of surrender for the then current Contract Year. The deduction will be made proportionally based on Your value in each Subaccount and the Guaranteed Account. After the Annuity Date, the Contract Maintenance Charge is deducted on a pro-rata basis from each annuity income payment.

  Deduction for Income Taxes

        The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any Federal income taxes. (See also "Taxes" on page ____.)

  Other Expenses

        There are deductions from and expenses paid out of the assets of each of the Funds which are described in the accompanying Prospectuses for the Funds.

  Group and Sponsored Arrangements

        In certain instances, we may reduce the Surrender Charge and the Administrative Charge or change the minimum Premium requirements for the sale of the Contracts to certain groups, or other sponsored arrangements, including those in which a single owner, including a trustee or an employer, for example, purchases a Contract covering several individuals.

        Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or similar arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or group sponsored arrangements that have been set up solely to buy the Contracts or that have been in existence less than six months will not qualify for reduced charges.

        We will make any reductions according to Our rules in effect when an application or enrollment form is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Administrative Charge will reflect differences in costs or services and will not be unfairly discriminatory.

                                ANNUITY BENEFITS

  Annuitization

        Annuitization is an election you make to apply the Contract Value to an Annuity Option in order to provide a series of annuity payments. The date the Annuity Option becomes effective is the Annuity Date.

  Annuity Date

        The latest Annuity Date is: (a) the first day of the calendar month following the later of the Annuitant's 90th birthday; or (b) such earlier date as may be set by applicable law.

        The Owner may designate an earlier date or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be no later than the date defined above and must be the first day of a calendar month.

        Without the approval of the Company, the new Annuity Date cannot be earlier than one year after the Effective Date. In addition, for IRA or 403
  (b) Plan, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes" on page ____.)

  Annuity Options

        The Owner may choose annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. The Owner may, upon at least 30 days prior written notice to us, at any time prior to the Annuity Date, select or change an Annuity Option. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The amount of the annuity payment based on the value of a Subaccount is determined through a calculation described in the Statement of Additional Information under the caption "Annuity Provisions." The Owner may not transfer Contract Value between the Guaranteed Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Value from one Subaccount to another Subaccount. (See "Transfers" on page ____.)

        If the Owner has not made any Annuity Option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the Guaranteed Account and the Variable Account, respectively.

        The Annuity Options are:

        Option 1: Life Income. The Company will make annuity payments during the lifetime of the Annuitant.

        Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will make monthly annuity payments during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than 10 years, payments will be continued during the remainder of the period to the beneficiary.

        Option 3: Joint and Last Survivor Income. The Company will make annuity payments for as long as either the Annuitant or a Contingent Annuitant is alive. In the event that the Contracts are issued in connection with an IRA, the payments in this Option will be made only to the Owner as Annuitant and the Owner's spouse.

        The Company may also offer additional options at its own discretion.

  Annuity Payments

        If the Contract Value applied to Annuity Options is less than $2,000, the Company reserves the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company reserves the right to make payments semi-annually or annually.

        If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contracts for the option selected, divided by 1,000. If at the time of annuitization, the Company is using annuity tables or factors that result in a larger annuity payment, the Company will pay the larger annuity payment.

        If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contracts;
  (iii) the Annuity Option selected; (iv) the investment performance of the Subaccount selected; and (v) the pro-rata portion of the Contract Maintenance charge.

        The annuity tables contained in the Contracts are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, variable annuity payments will decrease.

                                  DEATH BENEFIT

  Prior to the Annuity Date

        In the event of an Owner's death prior to the Annuity Date, a death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. The death benefit will be calculated in accordance with the terms of one of the options described below, as designated by the Owner at the time of application. If no optional death benefit is elected by the Owner at the time of application, the Traditional Death Benefit will be paid. If there has been a change of Owner from one natural person to another natural person, the death benefit will equal the Contract Value, unless the change in ownership results from the election, made by a surviving spouse as designated beneficiary, to continue the Contract. All death benefit options may not be available in all states.

  Traditional Death Benefit

        Under the Traditional Death Benefit, We will pay a death benefit equal to the greatest of:

          1. the total of all Premium, reduced proportionately by withdrawals and surrenders;

          2.   the Contract Value; or

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



          3. the greatest of the Contract Value at the seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

        The Traditional Death Benefit will be in effect if no optional death benefit has been selected by the Owner.

  Option I - Equity Assurance Plan

        If at the time of application the Owner has selected a death benefit under the terms of the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

          1.   the Contract Value;

          2. the greatest Contract Value on any seventh Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

          3.   an amount equal to (a) plus (b) where:

                        (a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

                                 (1) 0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

                                 (2) 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

                                 (3) 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

                                 (4) 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

                                 (5) 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

                                 (6) 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

                        (b) is  equal  to all  Premiums  paid  after  the  first
                        Contract  Anniversary   following  Your  85th  birthday,
                        adjusted for surrenders as described below.

        The Company deducts for each Valuation Period an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

        Adjustments for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

        The Equity Assurance Plan will be in effect if:

               1.   the Owner elected it on the Application; and

               2. the charge for the Equity Assurance Plan is shown on the Contract Schedule.

        The Equity Assurance Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it or upon the allocation of Contract Value to either the Domestic Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging.

  Option II - Annual Ratchet Plan

        If at any time of application, the Owner has selected a death benefit under the terms of the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of:

               1.   the total of all Premiums paid, less surrenders;

               2.   the Contract Value; or

               3. the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

        The Company deducts for each Valuation Period a daily charge for the Annual Ratchet Plan which is equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

        The Annual Ratchet Plan will be in effect if:

               1.   the Owner designates this option on the Application; and

               2. the Annual Ratchet Plan charge is shown on the Contract Schedule.

        The Annual Ratchet Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it.

  Option III - Enhanced Equity Assurance Plan

        If at the time of application the Owner has selected a death benefit under the terms of the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

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



               1.       the Contract Value; or

               2. the greatest Contract Value on any Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

               3.       an amount equal to (a) plus (b) where:

                        (a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

                                 (1) 0% per annum if death occurs during the first through 24th month from the date of Premium payment;

                                 (2) 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

                                 (3) 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

                                 (4) 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

                                 (5) 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

                                 (6) 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

                        (b) is  equal  to all  Premiums  paid  after  the  first
                        Contract  Anniversary   following  Your  85th  birthday,
                        adjusted for surrenders as described below.

        The Company deducts for each Valuation Period an Enhanced Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60- 85.

        Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

        The Enhanced Equity Assurance Plan will be in effect if:

               1.       the Owner elected it on the Application; and

               2. the charge for this Rider is shown on the Contract Schedule.

        The Enhanced Equity Assurance Plan will cease to be in effect upon written receipt by the Company of the Owner's written request to discontinue it or upon the allocation of Contract Value to either the Domestic Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging.

  Accidental Death Benefit

        The Owner may select the Accidental Death Benefit in addition to any of the death benefit options. If at the time of application the Owner selected the Accidental Death Benefit, the death benefit payable under this option will be equal to the lesser of:

          1.   the  Contract   Value  as  of  the  date  the  death  benefit  is
               determined; or

          2.   $250,000.

        The Company deducts for each Valuation Period a daily charge for the Accidental Death Benefit which is equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

        The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his/her 75th birthday as a result of an injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

        The Accident Death Benefit will not be paid for any death caused by or resulting in whole or in part from the following:

          1.   suicide or attempted suicide while sane or insane;

          2.   intentionally self-inflicted injuries;

          3. sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

          4. injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

          5.   declared or undeclared war or any act thereof; or

          6.   service in the military, naval or air service of any country.

        The Accidental Death Benefit will be in effect if the Accidental Death Benefit Charge is shown on the Contract Schedule.

        The Accidental Death Benefit will cease to be in effect upon receipt by the Company of the Owner's request to discontinue it.

  Payment to Beneficiary

        Upon the death of the Owner prior to the Annuity Date, the Beneficiaries may elect the death benefit to be paid as follows:

               1. payment of the entire death benefit within 5 years of the date of the Owner's death; or

               2. payment over the lifetime of the designated beneficiary with distribution beginning within 1 year of the date of death of the Owner (see "Annuity Options" on page ____); or

               3. if the designated beneficiary is Your spouse, he/she can continue a Contract in his/her own name.

        If no payment option is elected within sixty (60) days of Our receipt of proof of the Owner's death, a single sum settlement will be made at the end of the 60-day period following such receipt. Upon payment to the death benefit, the Contracts will end.

  After the Annuity Date

        If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under the Contracts. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death. If the Owner is not an individual, the Annuitant shall be treated as the Owner and any change of such first named Annuitant, will be treated as if the Owner died.

  Death of the Annuitant

        If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                        DISTRIBUTIONS UNDER THE CONTRACT

  Withdrawals

        The Owner may withdraw Contract Value prior to the Annuity Date. Any withdrawal is subject to the following conditions:

        (a)    the Company must receive a written request;

        (b)    the amount requested must be at least $500;

        (c)    any applicable Surrender Charge will be deducted;

        (d) the Contract Value will be reduced by the sum of the amount requested plus the amount of any applicable Surrender Charge;

        (e) the Company will deduct the amount requested plus any Surrender Charge from each Subaccount of the Variable Account and from the Guaranteed Account either as specified or in the proportion that each Subaccount and the Guaranteed Account bears to the Contract Value; and

        We reserve the right to consider any withdrawal request that would reduce the Value of the Accumulation Account to less than $2,000 to be a request for Surrender. In this event, the surrender value will be paid to You and the Contracts will terminate.

        Withdrawals (including systematic withdrawals discussed below) may be taxable and subject to a penalty tax. (See "Taxes" on page ____.)

  Systematic Withdrawal

        The systematic withdrawal program involves making regularly scheduled withdrawals from Your Contract Value. In order to initiate the program, Your total Contract Value must be at least $24,000. The program allows You to prearrange the withdrawal of a specified dollar amount of at least $200 per withdrawal, on a monthly or quarterly payment basis. A maximum of 10% of the Contract Value may be withdrawn in a Contract Year. Surrender Charges are not imposed on withdrawals under this program. If you elect this program Surrender Charges will be imposed on any withdrawal, other than withdrawals made under Your systematic withdrawal program, when the withdrawal is from Premium paid in the last seven years. You may not elect this program if you have taken a prior withdrawal during the same Contract Year.
   (See "Withdrawals" above and "Deduction for Surrender Charge" on page ____.)

        Systematic withdrawals will begin on the first scheduled withdrawal date selected by You following the date We process Your request. Withdrawals will be deducted proportionally based on Your value in each Subaccount and the Guaranteed Account.

        All parties to the Contracts are cautioned that the rights of any person to implement the systematic withdrawal program under Contracts issued in connection with IRAs or 403(b) Plans may be subject to the terms and conditions of the retirement plan, regardless of the terms and conditions of the Contracts. (See "Taxes" on page ____.)

        The systematic withdrawal program may be canceled at any time by written request or automatically by Us should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

        An Owner may change once per Contract Year the amount or frequency of withdrawals on a systematic basis.

        The Free Withdrawal Amount (See "Charges and Deductions -- Deduction for Surrender Charge" on page ___ ) is not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the Free Withdrawal Amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

        Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty. (See "Taxes -- Taxation of Annuities in General" on page ____ for a discussion of the tax consequences of withdrawals.)

        The Company reserves the right to discontinue this program at any time.

  Surrender

        Prior to the Annuity Date You may surrender the Contracts for the surrender value by withdrawing the entire Contract Value. You must submit a written request for surrender and return the Contracts to Us. The surrender value will be based on the Contract Value at the end of the Valuation Period during which the surrender request is received as described below. The Contracts may not be surrendered after the Annuity Date. A surrender may be taxable and subject to a tax penalty. (See "Taxes" on page ____.)

  Surrender Value

        The surrender value of the Contracts varies each day depending on the investment results of the Subaccounts selected by the Owner. The surrender value will be the Contract Value, as of the date the Company receives Your surrender request, reduced by the following: (1) any applicable taxes not previously deducted; (2) any applicable portion of the Contract Maintenance Charge; and (3) any applicable Surrender Charge.

  Payment of Withdrawals and Surrender Values

        Payments of withdrawals and surrender values will ordinarily be sent to the Owner within seven (7) days of receipt of the written request, but see "Deferral of Payment" discussion below. (Also see "Delay of Payments" in the Statement of Additional Information.)

        The Company reserves the right to ensure that an Owner's check or other form of Premium has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a Premium payment.

        If, at the time You make a request for a withdrawal or a surrender, You have not provided Us with a written election not to have Federal income taxes withheld, We must by law withhold such taxes from the taxable portion of Your payment and remit that amount to the IRS. Mandatory withholding rules apply to certain distributions from 403(b) Plan Contracts. Additionally, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals and surrenders. (See "Taxes -- Withholding" on page ____ and "Taxes -- Tax-Favored Plans" on page ____.)

  Deferral of Payment

        Payment of any withdrawal, surrender, or lump sum death proceeds from the Variable Account will usually occur within seven (7) days. We may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; (2) an emergency exists as defined by the Securities and Exchange Commission or the Securities and Exchange Commission requires that trading be restricted; (3) the Securities and Exchange Commission permits a delay for protection of Owners; or (4) the check used to pay any Premium has not cleared through the banking system (this may take up to fifteen (15)
  days).

        We may defer payment of any withdrawal or surrender from the Guaranteed Account for up to six (6) months from the date we receive Your written request.

                                      TAXES
  Introduction

        The Contracts are designed to accumulate Contract Value for retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans. The ultimate effect of Federal income taxes on the amounts held under the Contracts, on annuity payments, and on the economic benefits to the Owner, Annuitant or beneficiary depend on the Company's tax status and upon the tax status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

        The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

  Company Tax Status

        The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

  Taxation of Annuities in General -- Non-Qualified Plans

        Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under the Contracts until some form of withdrawal or distribution is made. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons" on page and " Diversification Standards" on page ____.)

    Withdrawals prior to the Annuity Date

        Code Section 72 provides that a total or partial withdrawal from the Contracts prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contracts on the date of the withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contracts. It generally constitutes the sum of all purchase payments made for the Contracts less any amounts received under the Contracts that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of the Contracts is treated as a payment received on account of a partial withdrawal of the Contracts.

    Withdrawals on or after the Annuity Date

        Upon receipt of a lump sum payment on full surrender of the Contracts, the recipient is taxed on the portion of the payment that exceeds the investment in the Contracts. The taxable portion is taxed as ordinary income.

        If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contracts bears to the total expected amount of annuity payments for the term of the Contracts. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

        For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contracts by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

        The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contracts is fully recovered. Annuity payments are fully taxable after the investment in the Contracts is recovered. If the recipient dies before the investment in the Contracts is recovered, the recipient's estate is allowed a deduction for the remainder.

    Penalty Tax on Certain Withdrawals

        With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contracts); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contracts before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

    Assignments

        Any assignment or pledge of the Contracts as collateral for a loan may result in a taxable event and the excess of the Contract Value over total Premium will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contracts.

    Generation Skipping Transfer Tax

        A transfer of the Contracts or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.

    Distribution-at-Death Rules

        In order to be treated as an annuity  contract  for  Federal  income tax purposes, the Contracts must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contracts has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated beneficiary, however, such interest may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions commence within one year after the date of death. The designated beneficiary is the person to whom ownership of the Contracts passes by reason of death and must be a natural person. If the beneficiary is the spouse of the Owner, the Contracts may be continued unchanged in the name of the spouse as Owner.

        If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

    Gifts of Contracts

        Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

    Contracts Owned by Non-Natural Persons

        If the Contracts are held by a non-natural person (for example, a corporation or trust), the Contracts are generally not treated as annuity contracts for Federal income tax purposes, and the income on the Contracts (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contracts are acquired by the estate of a decedent, when the Contracts are held under certain qualified plans, when the Contracts are a qualified funding asset for structured settlements, when the Contracts are purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

    Section 1035 Exchanges

        Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract, unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
  Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

    Multiple Contracts

        Annuity contracts that are issued by the Company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

    Withholding

        The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

    Lump-Sum Distribution or Withdrawal

        The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless You elect out of withholding.

  Annuity Payments

        The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

        You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

  Diversification Standards

        To comply with the  diversification  regulations  promulgated under Code
  Section 817(h) (the "Diversification Regulations"), after a start-up period, each Subaccount is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in a fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

        In connection with the issuance of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contracts may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

        The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.

  Tax-Favored Plans

        The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contracts to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contracts as an investment vehicle for his or her qualified plan.

        While the Contracts will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, the Contracts can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contracts in this manner should consult a competent tax adviser with regard to the suitability of the Contracts for this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans and IRAs.

  Individual Retirement Annuities

        Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.

  403(b) Plans

        Code Section 403(b)(11) imposes certain restrictions on an Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to Premium paid under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows an Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectus are not available in all states.

                                LEGAL PROCEEDINGS

        The Company knows of no legal proceeding pending to which the Variable Account is a party or which would materially affect the Variable Account.

                                  LEGAL MATTERS

        Legal matters relating to the Federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP of Washington D.C.

                            TABLE OF CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                                                      Page

  General Information................................................
    The Company......................................................
    Independent Accountants..........................................
    Legal Counsel....................................................
    Distributor......................................................
    Calculation of Performance Related Information...................
    Delay of Payments................................................
  Method of Determining Contract Value...............................
  Annuity Provisions.................................................
    Variable Annuity Payment Values..................................
    Annuity Unit.....................................................
    Net Investment Factor............................................
    Additional Provisions............................................
  Financial Statements...............................................

                                    APPENDIX

  Guaranteed Account Option

        Under this Guaranteed Account option, Contract Value is held in the Company's General Account. The General Account includes all of Our assets, except those assets segregated in Our separate accounts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the 1940 Act. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Guaranteed Account portion of the Contracts. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        During the Accumulation Period the Owner may allocate amounts to the Guaranteed Account. The initial Premium will be invested in the Guaranteed Account if selected by the Owner at the time of application. Additional Premium will be allocated in accordance with the selection made in the application or the most recent instruction received at the Administrative Office. If the Owner elects to withdraw amounts from the Guaranteed Account, such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the Guaranteed Account for up to six (6) months from the date it receives such request at its Administrative Office.

        The Guaranteed Account may not be available in all states.

  Allocations To The Guaranteed Account

        The minimum amount that may be allocated to the Guaranteed Account, either from the initial or a subsequent Premium, is $3,000. Amounts allocated in the Guaranteed Account are credited with interest on a daily basis at the then applicable effective guaranteed rate. The effective guaranteed rate is that rate in effect when the Owner allocates or transfers amounts to the Guaranteed Account. If the Owner has allocated or transferred amounts at different times to the Guaranteed Account, each allocation or transfer may have a unique effective guaranteed rate associated with that amount. The effective guaranteed rate will not be changed more than once per year and the minimum rate will not be less than 3%.

  Guaranteed Account Transfers

        During the Accumulation Period the Owner may transfer, by written request or telephone authorization, Contract Value to or from a Subaccount of the Variable Account to or from the Guaranteed Account at any time, subject to the conditions set out under "Transfers" on page .

  Minimum Surrender Value

        The minimum surrender value for amounts allocated to the Guaranteed Account equals the amounts so allocated less withdrawals, with interest compounded annually at the rate of 3%, reduced by any applicable Surrender Charge.

                                                              Rule 497(e)
                                                              File No. 33-58504

                       STATEMENT OF ADDITIONAL INFORMATION



              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    issued by

                               VARIABLE ACCOUNT I

                                       and

                           AIG LIFE INSURANCE COMPANY



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DESCRIBING THE FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FEBRUARY 9, 1998, CALL OR WRITE: AIG Life Insurance Company,
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.


                  Date of Statement of Additional Information:
                 May 1, 1997, as supplemented February 9, 1998

                                TABLE OF CONTENTS

                                                                  Page
  General Information.............................................
     The Company..................................................
     Independent Accountants......................................
     Legal Counsel................................................
     Distributor..................................................
     Calculation of Performance Related Information...............
     Delay of Payments............................................
  Method of Determining Contract Value............................
  Annuity Provisions..............................................
     Variable Annuity Payment Values..............................
     Annuity Unit.................................................
     Net Investment Factor........................................
     Additional Provisions........................................
  Financial Statements............................................

                               GENERAL INFORMATION

  The Company

         A description of AIG Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

  Independent Accountants

         The financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

  Legal Counsel

         Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C.

  Distributor

         AIG Equity Sales Corp., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. Commissions are paid by the Variable Account directly to selling dealers and representatives on behalf of the Distributor. Commissions retained by the Distributor in 1996 were $20,363.

  Calculation of Performance Related Information

  A. Yield  and  Effective  Yield  Quotations  for  the  Domestic  Money  Market
     Subaccount

         The yield quotation for the Domestic Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Domestic Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

         Any effective yield quotation for the Domestic Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Domestic Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                           EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

         For  purposes  of the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Domestic Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contracts and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" in the Prospectus). No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Domestic Money Market Subaccount and the Funds are excluded from the calculation of yield.

  B.     Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n = ERV

                  Where:     P = a hypothetical initial payment of $1,000

                             T = average annual total return

                             n = number of years

                             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period. Subaccount performance information has not been provided because for the fiscal year ended December 31, 1996, no Contracts were issued.

         Funds were first invested in the portfolios on the following dates:

                  Growth & Income Portfolio                                             April 16, 1992
                  Premier Growth Portfolio                                              December 7, 1992
                  U.S. Government/High Yield Securities Portfolio                       June 14, 1993
                  Global Dollar Government Portfolio                                    May 26 , 1994
                  Growth Portfolio                                                      August 12, 1994
                  Total Return Portfolio                                                September 12, 1994
                  Worldwide Privatization Portfolio                                     October 17, 1994

                                       B-4




                  Technology Portfolio                                                  January 22, 1996
                  Quasar Portfolio                                                      August 15, 1996
                  Real Estate Investment Portfolio                                      January 7, 1997
                  High Yield Portfolio                                                  September 9, 1997

         No dates have been provided above with respect to the portfolios of the Merrill Lynch Fund because as of the date of the Prospectus and this Statement of Additional Information no funds had been invested therein.

  C. Yield Quotations for the U.S. Government/High Grade Securities Subaccount

         The yield quotations for the U.S. Government/High Grade Securities Subaccount will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                               Yield = 2[(a - b + 1)6 - 1]
                                              cd

               Where: a = net investment  income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the Subaccount.

                      b = expenses  accrued  for the period  (net of
                          reimbursements).

                      c = the average  daily number of  Accumulation
                          Units outstanding during the period.

                      d = the   maximum    offering    price   per
                          Accumulation Unit on the last day of the period.

         For the purposes of the yield quotations for the U.S. Government/High Grade Securities Subaccount, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Surrender Charge or any transfer charges.

          A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the Contracts, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" in the Prospectus.) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Transfers" in the Prospectus).

  D.     Non-Standardized Performance Data

         1.       Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

                   Where:     P = a hypothetical initial payment of $1,000

                              T = average annual total return

                              n = number of years

                              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected.
   Subaccount performance information has not been provided because for the fiscal year ended December 31, 1996, no Contracts were issued.

         2.       Tax Deferred Accumulation

         In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contracts or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

         In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the Accumulation Period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% Mortality and Expense Risk Charge, the 0.15% Administrative Fee, and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all Contract Value and the payment of taxes at the 31% rate on the amount in excess of the Premium.

         In developing tax-deferral charts, the Company will follow general principles: (1) the assumed rate of earnings will be realistic; (2) the chart will (a) depict accurately the effect of all fees and charges, or (b) provide a narrative that prominently discloses all fees and charges; (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and
  (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

         The rates of return illustrated in a chart will be hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and, as noted above, withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.

  Delay of Payments

         Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

         (a) the New York Stock Exchange is closed for other than customary weekends and holidays, or trading on the Exchange is otherwise restricted;

         (b) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value;

         (c) an order of the Securities and Exchange Commission permits delay for the protection of security holders; or

         (d) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

         The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (a) and (b) exist.

                      METHOD OF DETERMINING CONTRACT VALUE

         The Contract Value will fluctuate in accordance with the investment results of the underlying portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Value, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

         When the first shares of the respective portfolios of the Funds were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

                   (a)     is equal to:

                    (i) the total value of the net assets attributable to Accumulation Units in the Subaccount, minus

                    (ii) the daily charge for assuming the risk of  guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

                    (iii)the daily charge for providing  certain  administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Subaccount; minus or plus

                    (iv) a charge or credit  for any tax  provision  established for the Subaccount. The Company is not currently making any provision for taxes.

                   (b) is the total number of Accumulation  Units applicable
                       to  that  Subaccount  at the  end  of  the  Valuation
                       Period.

         The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contracts. An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                               ANNUITY PROVISIONS

  Variable Annuity Payment Values

         A variable annuity is an annuity with payments which (1) are not predetermined as to dollar amount, and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contracts. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

         The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

         The dollar amount of Subaccount annuity payments after the first is determined as follows:

                   (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

                   (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

          The total dollar amount of each variable annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

  Annuity Unit

         The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

                    (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

                    (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

  Net Investment Factor

         The net investment factor is used to determine how investment results of the Funds affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

               (a)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                    (ii) the per share  amount of any  dividend or capital  gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                    (iii)a per share charge or credit,  which is  determined  by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

               (b)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

                    (ii) the per share  charge or credit  for any  change in tax reserves for the prior Valuation Period.

               (c)  is equal to:

                    (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                    (ii) the   percentage   factor    representing   the   daily
                         Administrative Charge.

         The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

  Additional Provisions

         The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contracts. If the age of the Annuitant has been misstated, the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

         If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

         The Company will give the payee under an annuity payment option a settlement contract for the payment option.

         You may assign a Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS

         The financial statements of the Company are incorporated by reference herein and shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. No financial statements for the Variable Account have been provided as no Contracts had been issued during the reporting period.